UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4813

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MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

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(Exact name of registrant as specified in charter)

BNY Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108

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(Address of principal executive offices) (Zip code)

Denise B. Kneeland

Assistant Vice President and Secretary

One Boston Place, Boston, MA 02108

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(Name and address of agent for service)

with a copy to:

Christopher P. Harvey, Esq.

Wilmer Cutler Pickering Hale and Dorr LLP

60 State Street

Boston, Massachusetts 02109

Registrant’s telephone number, including area code: (617) 248-6000

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Date of fiscal year end: December 31

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Date of reporting period: June 30, 2008

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Item 1. Reports to Stockholders.

MELLON INSTITUTIONAL FUNDS

Semiannual Report	Standish Mellon
Fixed Income Fund

June 30, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund’s portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund’s web site at http://www.melloninstitutionalfunds.com.

To view the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC’s web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period† January 1, 2008 to June 30, 2008

Actual	$1,000.00	$996.20	$2.48
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.38	$2.51

†	Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Portfolio Information as of June 30, 2008 (Unaudited)

The Fund is actively managed. Current holdings may be different than those presented below.

Summary of Combined Ratings	Percentage of Investments

Quality Breakdown

AAA	57.6%
AA	7.5
A	12.0
BBB	19.9
BB	2.4
B	0.6

Total	100.0%

Based on ratings from Standard & Poor’s and/or Moody’s Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

Top Ten Holdings*	Rate	Maturity	Percentage of Investments

FGLMC (TBA)	5.500	7/14/2038	8.1%
FNMA (TBA)	6.500	7/1/2035	6.4
FNMA (TBA)	5.500	7/1/2035	6.1
FGLMC (TBA)	6.000	7/14/2038	5.7
FNMA (TBA)	5.000	7/1/2035	3.9
FNMA (TBA)	6.000	7/1/2020	1.3
FNMA (TBA)	6.000	7/1/2035	1.1
Citigroup, Inc.	5.500	4/11/2013	1.1
Wells Fargo Bank NA	7.550	6/21/2010	1.0
Bank of America Credit Card Trust 2007-B1 B1	2.551	6/15/2012	0.8

			35.5%

*	Excluding short-term investments and investment of cash collateral.

Economic Sector Allocation	Percentage of Investments

Treasury/Agency	0.7%
Corporate	33.3
Emerging Markets	0.5
Mortgage Pass-Thru	39.6
ABS/CMO/CMBS	14.2
Municipal	1.5
Cash & Equivalents	10.2

100.0%

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

UNAFFILIATED INVESTMENTS—145.1%

BONDS AND NOTES—131.2%

Asset Backed—11.3%
American Express Credit Account Master Trust 2004-C 144A (a) (b)	2.971	2/15/2012	USD	180,662	176,946
American Express Credit Account Master Trust 2007-6A C 144A (a)	2.861	1/15/2013		4,275,000	4,073,882
American General Mortgage Loan Trust 2006-1 A1 144A (a) (b)	5.750	12/25/2035		21,096	21,042
Americredit Automobile Receivables Trust 2006-BG A3 (b)	5.210	10/6/2011		2,662,215	2,650,256
Americredit Automobile Receivables Trust 2008-AF A2A (b)	4.470	1/12/2012		1,500,000	1,490,355
Americredit Prime Automobile Receivables 2007-1 E 144A	6.960	1/8/2011		1,040,000	904,800
Bank of America Credit Card Trust 2007-B1 B1 (a) (b)	2.551	6/15/2012		5,700,000	5,548,646
Bayview Financial Acquisition Trust 2005-B 1A6	5.208	4/28/2039		195,992	163,379
Capital Auto Receivables Asset Trust 2004-2 D 144A	5.820	5/15/2012		1,950,000	1,923,479
Capital Auto Receivables Asset Trust 2005-1 C (b)	4.730	9/15/2010		1,000,000	998,592
Capital One Auto Finance Trust 2006-A A3 (b)	5.330	11/15/2010		436,508	434,070
Capital One Auto Finance Trust 2006-C A3A (b)	5.070	7/15/2011		1,873,550	1,837,775
Capital One Auto Finance Trust 2007-C A3A (b)	5.130	4/16/2012		2,730,000	2,581,338
Chaseflex Trust 2006-2 A1A (a) (b)	5.590	9/25/2036		268,675	265,686
Citibank Credit Card Issuance Trust 2006-C4 C4 (a) (b)	2.668	1/9/2012		5,515,000	5,316,549
Citibank Credit Card Issuance Trust 2007-B1 B1 (a)	2.763	4/2/2012		70,000	67,786
Citicorp Residential Mortgage Securities 2006-2 A2 (b)	5.557	9/25/2036		2,600,000	2,581,441
Citicorp Residential Mortgage Securities 2007-2 A1A (b)	5.983	6/25/2037		2,047,824	2,055,359
Citicorp Residential Mortgage Securities 2007-2 M8	7.000	6/25/2037		400,000	69,536
Citicorp Residential Mortgage Securities 2007-2 M9 (c)	7.000	6/25/2037		2,095,000	901,395
Citigroup Mortgage Loan Trust, Inc. 2005-WF1 A5 (a)	5.010	2/25/2035		169,531	154,484
Citigroup Mortgage Loan Trust, Inc. 2005-WF2 AF7	5.247	8/25/2035		1,955,000	1,624,283
CS First Boston Mortgage Securities Corp. 2002-HE4 (b)	6.940	8/25/2032		357,573	275,119
CSAB Mortgage Backed Trust 2006-3 A1A (b)	6.000	11/25/2036		2,422,030	2,312,426
First NLC Trust 2005-3 AV2 (a) (b)	2.713	12/25/2035		66,919	66,777
Ford Credit Auto Owner Trust 2005-A A4 (b)	3.720	10/15/2009		730,645	731,551
Ford Credit Auto Owner Trust 2005-B B (b)	4.640	4/15/2010		1,500,000	1,500,922
Ford Credit Auto Owner Trust 2005-C C (b)	4.720	2/15/2011		755,000	761,159
Ford Credit Auto Owner Trust 2006-C C (b)	5.470	9/15/2012		590,000	523,079
Ford Credit Auto Owner Trust 2007-A D 144A	7.050	12/15/2013		600,000	526,663
Green Tree Financial Corp. 1994-7 M1 (b)	9.250	3/15/2020		434,780	439,934
GSAA Home Equity Trust 2006-7 AV1 (a) (b)	2.563	3/25/2046		605,939	597,259
Hyundai Auto Receivables Trust 2004-A B	3.460	8/15/2011		17,026	17,040
Hyundai Auto Receivables Trust 2004-A C	3.360	8/15/2011		3,402	3,400
Hyundai Auto Receivables Trust 2006-B C	5.250	5/15/2013		10,000	9,894
Hyundai Auto Receivables Trust 2007-A A3A (b)	5.040	1/17/2012		915,000	931,389
JP Morgan Mortgage Acquisition Corp. 2006-CW1 A2 (a) (b)	2.523	5/25/2036		1,695	1,691
JP Morgan Mortgage Acquisition Corp. 2007-HE1 AF1 (a) (b)	2.583	2/25/2009		2,080,072	1,968,590
Morgan Stanley Home Equity Loans 2006-1 B1 (a)	4.033	12/25/2035		175,000	22,747
Morgan Stanley Mortgage Loan Trust 2006-15XS A6B	5.830	11/25/2036		825,000	650,526
Nomura Asset Acceptance Corp. 2005-AP1 2A5	4.855	2/25/2035		39,678	31,917
Nomura Asset Acceptance Corp. 2005-AP2 A5	4.976	5/25/2035		1,153,000	949,962
Nomura Asset Acceptance Corp. 2005-WF1 2A5 (b)	5.159	3/25/2035		1,022,715	878,552
Origen Manufactured Housing Contract Trust 2004-B A2 (b)	3.790	12/15/2017		30,191	29,806
Origen Manufactured Housing Contract Trust 2005-B A2 (b)	5.247	12/15/2018		188,059	188,092
Origen Manufactured Housing Contract Trust 2005-B A3	5.605	5/15/2022		100,000	95,615
Ownit Mortgage Loan Asset-Backed Certification 2006-1 AF1 (b)	5.424	12/25/2036		522,832	521,620
Popular ABS Mortgage Pass-Through Trust 2005-5 AF6	5.331	11/25/2035		25,000	22,481
Popular ABS Mortgage Pass-Through Trust 2005-6 M1 (b)	5.910	1/25/2036		180,000	123,466

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Asset Backed (continued)
Renaissance Home Equity Loan Trust 2005-2 M9	6.639	8/25/2035	USD	25,000	5,877
Residential Asset Mortgage Products, Inc. 2003-RS9 MI1	5.800	10/25/2033		13,751	10,425
Residential Asset Mortgage Products, Inc. 2004-RS12 AI6	4.547	12/25/2034		75,716	67,327
Residential Asset Securities Corp. 2003-KS7 MI3 (a) (b)	5.750	9/25/2033		287,314	153,420
Residential Funding Mortgage Securities 2005-HI3 A4	5.490	9/25/2035		100,000	94,271
Specialty Underwriting & Residential Finance 2006-BC2 A2B (b)	5.573	2/25/2037		396,350	364,855
Structured Asset Securities Corp. 2005-S3 M1 (a) (b)	2.983	6/25/2035		224,593	223,968
Terwin Mortgage Trust 2006-9HGA A1 144A (a) (c)	2.563	10/25/2037		232,342	216,871
Vanderbilt Mortgage Finance 1999-A 1A6 (a)	6.750	3/7/2029		1,130,000	916,535
Wachovia Auto Loan Owner Trust 2007-1 D (b)	5.650	2/20/2013		1,865,000	1,221,911
Wells Fargo Mortgage Backed Securities Trust 2003-1 2A9 (b)	5.750	2/25/2033		220,687	216,416
WFS Financial Owner Trust 2004-3 B	3.510	2/17/2012		5,977	5,976
WFS Financial Owner Trust 2004-4 C (b)	3.210	5/17/2012		308,050	307,702
WFS Financial Owner Trust 2005-2 B (b)	4.570	11/19/2012		961,000	968,748
WFS Financial Owner Trust 2005-3 B (b)	4.500	5/17/2013		625,000	623,651

Total Asset Backed (Cost $59,299,590)					55,420,709

Collateralized Mortgage Obligations—9.4%
Banc of America Mortgage Securities 2004-F 2A7 (a) (b)	4.144	7/25/2034		27,834	27,529
Countrywide Home Loans 2005-31 2A1 (a) (b)	5.490	1/25/2036		2,948,710	2,899,401
Fannie Mae Grantor Trust 2001-T11 B	5.503	9/25/2011		20,000	20,566
First Horizon Alternative Mortgage Securities 2004-FA1 1A1	6.250	10/25/2034		199,144	185,832
GNMA 2003-48 AC (b)	2.712	2/16/2020		1,410,724	1,408,493
GNMA 2003-72 A (b)	3.206	4/16/2018		1,101,920	1,105,296
GNMA 2003-88 AC (b)	2.914	6/16/2018		1,045,064	1,043,679
GNMA 2003-96 B (b)	3.607	8/16/2018		238,993	238,302
GNMA 2004-9 A (b)	3.360	8/16/2022		54,560	54,071
GNMA 2004-12 A (b)	3.110	1/16/2019		981,923	970,722
GNMA 2004-23 B (b)	2.946	3/16/2019		3,754,853	3,698,174
GNMA 2004-25 AC (b)	3.377	1/16/2023		556,325	551,603
GNMA 2004-43 A (b)	2.822	12/16/2019		1,059,735	1,041,774
GNMA 2004-51 A (b)	4.145	2/16/2018		1,194,630	1,192,044
GNMA 2004-57 A (b)	3.022	1/16/2019		775,934	765,965
GNMA 2004-67 A (b)	3.648	9/16/2017		275,832	274,845
GNMA 2004-77 A (b)	3.402	3/16/2020		402,604	399,936
GNMA 2004-97 AB (b)	3.084	4/16/2022		1,674,682	1,650,831
GNMA 2004-108 A (b)	3.999	5/16/2027		31,015	30,688
GNMA 2005-9 A (b)	4.026	5/16/2022		1,202,838	1,198,589
GNMA 2005-12 A (b)	4.044	5/16/2021		33,326	33,160
GNMA 2005-14 A (b)	4.130	2/16/2027		62,065	61,904
GNMA 2005-29 A (b)	4.016	7/16/2027		1,033,349	1,022,115
GNMA 2005-32 B (b)	4.385	8/16/2030		1,353,160	1,351,376
GNMA 2005-42 A (b)	4.045	7/16/2020		29,477	29,390
GNMA 2005-50 A (b)	4.015	10/16/2026		48,416	48,122
GNMA 2005-52 A (b)	4.287	1/16/2030		82,968	82,733
GNMA 2005-67 A	4.217	6/16/2021		16,613	16,595
GNMA 2005-79 A	3.998	10/16/2033		20,995	20,848
GNMA 2005-87 A (b)	4.449	3/16/2025		1,213,135	1,211,089
GNMA 2005-90 A (b)	3.760	9/16/2028		1,477,860	1,459,542
GNMA 2006-3 A (b)	4.212	1/16/2028		1,954,124	1,944,011
GNMA 2006-5 A (b)	4.241	7/16/2029		1,487,815	1,479,233
GNMA 2006-6 A (b)	4.045	10/16/2023		186,507	185,987
GNMA 2006-9 A (b)	4.201	8/16/2026		2,595,927	2,582,370

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Collateralized Mortgage Obligations (continued)
GNMA 2006-55 A (b)	4.248	7/16/2029	USD	2,297,883	2,281,261
GNMA 2006-66 A (b)	4.087	8/16/2030		2,625,486	2,603,424
GNMA 2006-67 A (b)	3.947	10/6/2011		2,754,039	2,722,110
GNMA 2007-46 A (b)	3.137	11/16/2029		1,245,526	1,235,548
GNMA 2007-52 A (b)	4.054	10/16/2025		1,762,059	1,751,876
Indymac Index Mortgage Loan Trust 2006-AR9 B1 (a) (b)	6.018	6/25/2036		149,600	54,819
Indymac Index Mortgage Loan Trust 2006-AR9 B2 (a)	6.018	6/25/2036		274,267	76,045
JP Morgan Mortgage Trust 2005-A1 5A1 (a)	4.484	2/25/2035		37,189	35,327
JP Morgan Mortgage Trust 2005-A7 1A2 (a) (b)	4.979	10/25/2035		150,000	145,778
Structured Asset Mortgage Investments, Inc. 1998-2 B (a) (b)	5.758	4/30/2030		35,761	29,325
Washington Mutual 2003-AR10 A5 (a) (b)	4.056	10/25/2033		46,291	46,251
Washington Mutual 2003-AR10 A6 (a) (b)	4.056	10/25/2033		2,134,000	2,132,366
Washington Mutual 2004-AR7 A6 (a) (b)	3.940	7/25/2034		266,000	262,781
Washington Mutual 2004-AR9 A7 (a) (b)	4.134	8/25/2034		1,442,000	1,419,782
Washington Mutual 2005-AR4 A4B (a) (b)	4.669	4/25/2035		706,000	698,805
Wells Fargo Mortgage Backed Securities Trust 2005-AR1 1A1 (a) (b)	4.539	2/25/2035		567,727	559,658

Total Collateralized Mortgage Obligations (Cost $46,225,667)					46,341,971

Corporate—48.2%

Banking—11.5%
Bac Capital Trust XIV (a)	5.630	12/31/2049		55,000	42,918
Bank of America Corp. (a)	8.000	12/29/2049		2,670,000	2,501,443
Barclays Bank PLC 144A (a)	7.700	4/25/2049		1,305,000	1,329,939
Barclays Bank PLC 144A (a)	5.926	12/15/2049		1,400,000	1,193,553
Capital One Financial Co. (a)	2.976	9/10/2009		2,620,000	2,444,295
Chevy Chase Bank FSB	6.875	12/1/2013		1,527,000	1,404,840
Chuo Mitsui Trust & Banking Co. Ltd. 144A (a)	5.506	2/15/2049		1,435,000	1,238,454
Citigroup, Inc.	5.500	4/11/2013		7,150,000	6,978,236
City National Corp.	5.125	2/15/2013		640,000	609,357
Colonial Bank	8.000	3/15/2009		485,000	488,444
Colonial Bank	6.375	12/1/2015		1,100,000	899,688
Compass Bank	5.500	4/1/2020		15,000	12,973
Export-Import Bank of Korea	4.500	8/12/2009		995,000	992,088
Glitnir Banking HF 144A (a)	2.873	10/15/2008		165,000	164,076
Glitnir Banking HF 144A (a)	6.693	6/15/2016		605,000	389,051
Industrial Bank of Korea 144A (a)	4.000	5/19/2014		305,000	301,672
M&T Bank Corp.	5.375	5/24/2012		780,000	753,846
Manufacturers & Traders Trust Co. (a)	5.585	12/28/2020		625,000	564,740
Marshall and Ilsley Bank (a) (b)	2.946	12/4/2012		5,125,000	4,332,116
Marshall and Ilsley Corp.	5.626	8/17/2009		50,000	49,703
MUFG Capital Financial 1 Ltd. (a)	6.346	3/15/2049		810,000	702,102
Regions Financial Corp. (a)	2.838	8/8/2008		1,725,000	1,717,160
Royal Bank of Scotland Group PLC 144A (a)	6.990	10/5/2049		2,175,000	1,957,561
SMFG Preferred Capital 144A (a)	6.078	7/25/2049		305,000	257,887
Sovereign Bancorp (a)	2.962	3/1/2009		215,000	205,962
Sovereign Bancorp (a)	3.031	3/23/2010		1,335,000	1,193,561
Sovereign Bancorp	4.800	9/1/2010		1,175,000	1,042,723
St. George Bank Ltd. 144A	5.300	10/15/2015		941,000	934,268
Sumitomo Mitsui Banking (a)	4.375	7/15/2049		600,000	732,946
Sumitomo Mitsui Banking 144A (a)	5.625	7/15/2049		945,000	848,076
Suntrust Preferred Capital I (a)	5.853	12/15/2036		1,300,000	945,750
UBS AG Stamford CT	5.750	4/25/2018		1,355,000	1,292,963

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Banking (continued)
USB Capital IX (a)	6.189	4/15/2042	USD	155,000	117,800
Wachovia Corp. (b)	6.375	1/15/2009		1,855,000	1,868,252
Wachovia Corp.	5.500	5/1/2013		1,435,000	1,373,440
Washington Mutual, Inc. (a)	2.778	8/24/2009		1,795,000	1,692,502
Washington Mutual, Inc. (a)	3.013	1/15/2010		1,195,000	1,044,023
Wells Fargo & Co.	6.375	8/1/2011		850,000	884,996
Wells Fargo Bank NA	7.550	6/21/2010		5,920,000	6,243,812
Wells Fargo Capital XIII (a)	7.700	12/29/2049		3,280,000	3,260,474
Western Financial Bank FSB (b)	9.625	5/15/2012		975,000	1,014,593
Zions Bancorporation	6.000	9/15/2015		696,000	587,697

					56,609,980

Basic Materials—0.7%
Cabot Corp. 144A	5.250	9/1/2013		960,000	990,897
Enterprise Products Operations	4.625	10/15/2009		250,000	249,105
ICI Wilmington, Inc. (b)	4.375	12/1/2008		1,394,000	1,396,042
Lubrizol Corp.	4.625	10/1/2009		930,000	925,636

					3,561,680

Communications—4.2%
AT&T, Inc. (a)	2.884	2/5/2010		50,000	49,775
AT&T, Inc.	5.600	5/15/2018		2,645,000	2,580,676
AT&T Corp. (b)	7.300	11/15/2011		1,055,000	1,123,666
Clear Channel Communication, Inc.	4.500	1/15/2010		50,000	46,000
Comcast Corp. (a)	3.010	7/14/2009		540,000	535,694
Comcast Corp.	5.500	3/15/2011		360,000	360,271
Comcast Corp.	6.300	11/15/2017		1,365,000	1,352,714
COX Communications, Inc.	7.125	10/1/2012		75,000	78,282
COX Communications, Inc. 144A	6.250	6/1/2018		1,215,000	1,186,076
News America, Inc.	6.150	3/1/2037		1,495,000	1,376,466
News America Holdings, Inc.	7.700	10/30/2025		1,020,000	1,107,739
Qwest Corp.	5.625	11/15/2008		15,000	14,962
Qwest Corp.	7.875	9/1/2011		135,000	135,000
Qwest Corp.	8.875	3/15/2012		90,000	91,800
Qwest Corp. (a)	6.026	6/15/2013		85,000	81,175
Qwest Corp.	7.500	10/1/2014		1,410,000	1,357,125
Sprint Capital Corp.	8.375	3/15/2012		2,330,000	2,306,700
Sprint Capital Corp.	6.875	1/15/2028		715,000	595,237
TCI Communications, Inc.	7.875	2/15/2026		825,000	895,581
Time Warner, Inc. (a)	2.915	11/13/2009		60,000	58,307
Time Warner, Inc. (b)	6.750	4/15/2011		1,123,000	1,148,020
Time Warner, Inc.	5.875	11/15/2016		2,795,000	2,635,556
Time Warner Cable, Inc.	5.850	5/1/2017		1,400,000	1,329,721

					20,446,543

Consumer Cyclical—0.7%
Daimler Chrysler NA Holding Corp. (a)	3.218	3/13/2009		150,000	149,739
Daimler Chrysler NA Holding Corp. (a)	3.138	3/13/2009		85,000	84,742
Heinz (H.J.) Co. 144A (b)	6.428	12/1/2008		780,000	786,809
Macys Retail Holding, Inc.	5.950	11/1/2008		55,000	54,956
Macys Retail Holding, Inc.	4.800	7/15/2009		30,000	29,400
Macys Retail Holding, Inc.	5.350	3/15/2012		290,000	269,471
Macys Retail Holding, Inc.	5.900	12/1/2016		280,000	243,234

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Consumer Cyclical (continued)
MGM Mirage, Inc.	8.500	9/15/2010	USD	30,000	29,625
MGM Mirage, Inc.	8.375	2/1/2011		620,000	598,300
Wal-Mart Stores, Inc.	6.500	8/15/2037		1,255,000	1,291,587

					3,537,863

Consumer Noncyclical—1.1%
Kraft Foods, Inc.	6.000	2/11/2013		305,000	308,148
Kraft Foods, Inc.	6.125	2/1/2018		2,305,000	2,240,647
Kroger Co.	6.150	1/15/2020		1,255,000	1,241,716
Safeway, Inc.	4.125	11/1/2008		85,000	85,055
Safeway, Inc.	6.350	8/15/2017		1,255,000	1,291,607

					5,167,173

Energy—0.3%
Amerada Hess Corp.	6.650	8/15/2011		1,105,000	1,158,985
Anadarko Petroleum Corp. (a)	3.176	9/15/2009		110,000	108,741
ANR Pipeline Co.	7.000	6/1/2025		10,000	10,526
Chesapeake Energy Corp.	7.500	6/15/2014		275,000	272,937
Chevron Phillips	7.000	3/15/2011		18,000	18,923
El Paso Natural Gas Co.	7.500	11/15/2026		5,000	5,083

					1,575,195

Financial—16.7%
Ace INA Holdings	5.800	3/15/2018		805,000	773,591
Allstate Corp. (a)	6.500	5/15/2057		550,000	480,548
American Express Credit Co. (a) (b)	2.508	11/9/2009		1,070,000	1,044,646
Ameriprise Financial, Inc. (a)	7.518	6/1/2066		660,000	556,574
Amvescap PLC	5.625	4/17/2012		85,000	81,145
Amvescap PLC	5.375	2/27/2013		645,000	607,306
Arden Realty LP REIT	5.200	9/1/2011		820,000	826,547
Arden Realty LP REIT	5.250	3/1/2015		111,000	109,057
Avalonbay Communities REIT	6.625	9/15/2011		750,000	767,708
Boeing Capital Corp. (b)	7.375	9/27/2010		1,055,000	1,129,466
Boston Properties LP REIT	6.250	1/15/2013		58,000	59,068
Boston Properties LP REIT	5.625	4/15/2015		695,000	663,063
Boston Properties LP REIT	5.000	6/1/2015		20,000	18,346
Capmark Financial Group	5.875	5/10/2012		1,800,000	1,269,742
Chubb Corp. (b)	5.472	8/16/2008		2,600,000	2,605,629
CIT Group, Inc. (a)	2.826	8/15/2008		135,000	134,853
Commercial Net Lease Realtor REIT	6.150	12/15/2015		610,000	521,357
Countrywide Home Loan	4.125	9/15/2009		640,000	611,253
Credit Suisse First Boston USA, Inc. (b)	4.125	1/15/2010		2,665,000	2,655,574
Credit Suisse Guernsey (a)	5.860	5/29/2049		1,480,000	1,233,799
Credit Suisse USA, Inc.	5.500	8/16/2011		1,740,000	1,760,071
Daimler Chrysler Holding Corp. (a) (b)	3.403	10/31/2008		315,000	314,364
Duke Realty Corp. REIT	5.250	1/15/2010		160,000	158,501
Duke Realty LP	7.750	11/15/2009		929,000	949,221
Duke Realty LP	6.950	3/15/2011		95,000	96,694
Erac USA Finance Co. 144A (a) (b)	3.149	4/30/2009		345,000	339,585
Erac USA Finance Co. 144A	7.950	12/15/2009		1,088,000	1,126,158
Erac USA Finance Co. 144A	6.375	10/15/2017		1,540,000	1,376,144
ERP Operating LP	6.625	3/15/2012		200,000	203,115

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Financial (continued)
ERP Operating LP	5.500	10/1/2012	USD	505,000	492,596
ERP Operating LP	5.125	3/15/2016		855,000	771,007
ERP Operating LP	5.375	8/1/2016		367,000	333,301
Federal Realty Investment Trust REIT	6.000	7/15/2012		410,000	405,208
Federal Realty Investment Trust REIT	5.400	12/1/2013		25,000	23,687
Federal Realty Investment Trust REIT	5.650	6/1/2016		760,000	691,850
Ford Motor Credit Co. LLC	5.800	1/12/2009		2,660,000	2,539,920
Ford Motor Credit Co. LLC	7.375	10/28/2009		2,940,000	2,677,690
General Electric Capital Corp. (a) (b)	2.918	10/21/2010		2,975,000	2,955,442
General Electric Capital Corp.	5.625	5/1/2018		1,020,000	986,396
Goldman Sachs Capital II (a)	5.793	5/8/2049		1,020,000	709,267
Goldman Sachs Group, Inc.	5.625	1/15/2017		420,000	389,154
Goldman Sachs Group, Inc.	6.750	10/1/2037		80,000	73,180
Hanover Insurance Group	7.625	10/15/2025		25,000	21,652
Hartford Financial Services Group (b)	5.550	8/16/2008		1,020,000	1,021,822
Hartford Financial Services Group	5.663	11/16/2008		485,000	488,359
Healthcare Realty Trust REIT	5.125	4/1/2014		210,000	185,914
HRPT Properties Trust REIT (a) (b)	3.376	3/16/2011		586,000	538,705
HSBC Finance Capital Trust IX (a)	5.911	11/30/2035		3,435,000	2,753,668
HSBC Finance Corp.	4.750	4/15/2010		18,000	17,962
International Lease Finance Corp. (a)	2.858	5/24/2010		45,000	42,101
International Lease Finance Corp.	6.375	3/25/2013		215,000	199,593
Jackson National Life Global 144A	5.375	5/8/2013		845,000	836,614
Janus Capital Group, Inc.	6.250	6/15/2012		1,130,000	1,102,855
Jefferies Group, Inc.	7.750	3/15/2012		2,040,000	2,057,997
JPMorgan and Co., Inc.	6.250	1/15/2009		30,000	30,288
JPMorgan Chase & Co.	6.400	5/15/2038		1,330,000	1,233,623
Kingsway America, Inc. 144A	7.500	2/1/2014		50,000	49,531
Lehman Brothers Holdings (a)	2.778	8/21/2009		1,850,000	1,814,713
Lehman Brothers Holdings	6.000	7/19/2012		435,000	421,144
Lehman Brothers Holdings	6.875	7/17/2037		50,000	43,040
Leucadia National Corp.	7.000	8/15/2013		1,280,000	1,241,600
Leucadia National Corp.	7.125	3/15/2017		1,025,000	978,875
Liberty Property LP REIT	5.500	12/15/2016		575,000	509,122
Liberty Property LP REIT	6.625	10/1/2017		40,000	37,399
Lincoln National Corp. (a) (b)	2.866	3/12/2010		1,385,000	1,358,170
Lincoln National Corp. (a)	6.050	4/20/2067		3,100,000	2,613,821
Mack-Cali Realty LP REIT	5.050	4/15/2010		525,000	518,698
Mack-Cali Realty LP REIT	5.250	1/15/2012		895,000	863,049
Mack-Cali Realty LP REIT	5.125	1/15/2015		626,000	574,878
Mack-Cali Realty LP REIT	5.800	1/15/2016		645,000	587,460
MassMutual Global Funding II 144A	3.800	4/15/2009		687,000	685,055
MBNA Capital	8.278	12/1/2026		65,000	64,779
MBNA Corp.	6.125	3/1/2013		1,590,000	1,634,606
Merrill Lynch and Co. (a)	3.004	2/5/2010		15,000	14,294
Merrill Lynch and Co. (b)	4.250	2/8/2010		162,000	158,523
Merrill Lynch and Co.	6.050	8/15/2012		1,835,000	1,795,944
Merrill Lynch and Co.	5.700	5/2/2017		2,170,000	1,910,550
Merrill Lynch and Co.	6.875	4/25/2018		2,610,000	2,484,005
Metlife, Inc.	5.000	6/15/2015		2,243,000	2,179,126
Metropolitan Life Global Funding I 144A	5.125	4/10/2013		580,000	571,119
Morgan Stanley	3.875	1/15/2009		160,000	159,380
Morgan Stanley	6.600%	4/1/2012		870,000	884,546

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Financial (continued)
Morgan Stanley	5.750	8/31/2012	USD	780,000	773,819
Morgan Stanley	4.750	4/1/2014		1,389,000	1,265,698
NB Capital Trust IV	8.250	4/15/2027		285,000	286,029
Nippon Life Insurance 144A	4.875	8/9/2010		1,000,000	992,193
NYSE Euronext	4.800	6/28/2013		965,000	951,721
Pacific Life Global Funding 144A	3.750	1/15/2009		45,000	44,970
Pacific Life Global Funding 144A	5.150	4/15/2013		1,360,000	1,344,854
Regency Centers LP	5.250	8/1/2015		444,000	405,124
Regency Centers LP	5.875	6/15/2017		355,000	328,566
Simon Property Group LP REIT	4.600	6/15/2010		70,000	68,862
Simon Property Group LP REIT	4.875	8/15/2010		25,000	24,404
Simon Property Group LP REIT	5.000	3/1/2012		906,000	882,778
Simon Property Group LP REIT	5.750	5/1/2012		836,000	835,980
Simon Property Group LP REIT	5.625	8/15/2014		55,000	53,183
SLM Corp.	4.000	1/15/2009		2,965,000	2,928,507
Willis North America, Inc.	6.200	3/28/2017		475,000	419,731

					81,812,822

Health Care—0.4%
Coventry Health Care, Inc.	5.875	1/15/2012		485,000	468,105
Coventry Health Care, Inc.	5.950	3/15/2017		750,000	652,284
Wellpoint, Inc.	5.875	6/15/2017		775,000	749,103

					1,869,492

Industrials—5.4%
Atlas Copco AB 144A	5.600	5/22/2017		575,000	559,371
Ball Corp.	6.875	12/15/2012		330,000	329,175
British Sky Broadcasting PLC	6.875	2/23/2009		143,000	145,168
British Sky Broadcasting PLC (b)	8.200	7/15/2009		1,055,000	1,088,881
BSKYB Finance UK PLC 144A	6.500	10/15/2035		1,350,000	1,263,024
Community Health Systems	8.875	7/15/2015		630,000	633,938
Crown Americas, Inc.	7.625	11/15/2013		780,000	778,050
France Telecom SA	7.750	3/1/2011		210,000	222,398
Healthcare Realty Trust, Inc. REIT	8.125	5/1/2011		620,000	638,209
Jefferson Smurfit Corp. US	8.250	10/1/2012		1,380,000	1,204,050
John Deere Capital Corp.(a) (b)	2.722	9/1/2009		707,000	703,340
Koninklijike KPN NV	8.000	10/1/2010		360,000	380,894
Masco Corp. (a) (b)	3.086	3/12/2010		775,000	739,688
Mohawk Industries, Inc.	5.750	1/15/2011		1,050,000	1,052,143
Northrop Grumman Corp.	7.125	2/15/2011		545,000	580,991
Oakmont Asset Trust 144A	4.514	12/22/2008		80,000	80,302
Pearson Dollar Finance Two PLC 144A	6.250	5/6/2018		1,340,000	1,324,578
Philip Morris International, Inc.	5.650	5/16/2018		1,745,000	1,696,074
Potash Corp. of Saskatchewan	4.875	3/1/2013		36,000	35,907
Prologis Trust REIT	6.625	5/15/2018		1,330,000	1,310,127
Raytheon Co.	5.500	11/15/2012		388,000	397,868
Reed Elsevier Capital, Inc.	4.625	6/15/2012		2,130,000	2,042,992
Republic Services, Inc.	7.125	5/15/2009		20,000	20,298
Republic Services, Inc.	6.750	8/15/2011		840,000	876,293
RPM International, Inc.	4.450	10/15/2009		255,000	252,480
Steel Dynamics, Inc. 144A (b)	7.375	11/1/2012		830,000	830,000
Telecom Italia Capital	5.250	11/15/2013		1,220,000	1,152,468

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Industrials (continued)
Telefonica Emisiones SAU (a)	3.103	6/19/2009	USD	775,000	770,642
Telefonica Emisiones SAU	5.984	6/20/2011		1,240,000	1,258,340
Tyco International Finance SA 144A	6.875	1/15/2021		20,000	19,991
Union Pacific Corp.	3.875	2/15/2009		1,400,000	1,397,696
Waste Management, Inc.	6.500	11/15/2008		75,000	75,786
Waste Management, Inc.	7.375	8/1/2010		280,000	292,483
Waste Management, Inc.	7.000	7/15/2028		716,000	721,359
WEA Finance LLC 144A	7.125	4/15/2018		1,325,000	1,358,255
Xerox Corp.	5.500	5/15/2012		225,000	222,399
Xerox Corp.	5.650	5/15/2013		280,000	277,216

					26,732,874

Public Utility—0.3%
National Grid PLC	6.300	8/1/2016		1,725,000	1,727,265

Services—1.5%
CSX Corp. (b)	6.250	10/15/2008		865,000	869,737
CVS Caremark Corp.	4.000	9/15/2009		360,000	358,046
CVS Caremark Corp. (a) (b)	2.982	6/1/2010		530,000	517,242
CVS Caremark Corp.	5.750	8/15/2011		430,000	440,582
Delhaize Group	6.500	6/15/2017		1,270,000	1,281,073
Donnelley (R.R.) and Sons	5.625	1/15/2012		1,380,000	1,351,546
Donnelley (R.R.) and Sons	6.125	1/15/2017		45,000	42,008
Home Depot, Inc. (a)	2.901	12/16/2009		15,000	14,610
Home Depot, Inc.	5.875	12/16/2036		1,600,000	1,307,082
Lowes Companies, Inc.	5.600	9/15/2012		365,000	376,158
Medco Health Solutions, Inc.	7.250	8/15/2013		385,000	408,744
Norfolk Southern Corp.	6.750	2/15/2011		337,000	353,233
Ryder System, Inc.	3.500	3/15/2009		155,000	154,757

					7,474,818

Utilities—5.4%
AES Corp.	7.750	10/15/2015		1,240,000	1,221,400
Cinergy Corp. (b)	6.530	12/16/2008		120,000	121,090
Cleveland Electric Illuminating Co.	5.700	4/1/2017		1,500,000	1,426,683
Consolidated Edison Company of New York	5.300	12/1/2016		1,145,000	1,116,310
Consolidated Edison Company of New York	5.850	4/1/2018		780,000	782,906
Consumers Energy Co.	5.000	2/15/2012		75,000	74,298
Consumers Energy Co.	5.375	4/15/2013		1,150,000	1,149,372
Dominion Resources, Inc. (a)	2.858	11/14/2008		30,000	29,589
Dominion Resources, Inc.	6.400	6/15/2018		1,765,000	1,780,678
Enel Finance International 144A	5.700	1/15/2013		550,000	556,192
Enel Finance International 144A	6.250	9/15/2017		1,925,000	1,947,856
Energy Future Holdings 144A	10.875	11/1/2017		2,590,000	2,615,900
FirstEnergy Corp.	6.450	11/15/2011		1,175,000	1,205,666
FPL Group Capital, Inc. (b)	5.625	9/1/2011		2,290,000	2,357,761
Ipalco Enterprises, Inc.	8.625	11/14/2011		30,000	31,200
Nevada Power Co.	6.750	7/1/2037		805,000	786,692
Niagara Mohawk Power Corp. (b)	7.750	10/1/2008		1,038,000	1,046,785
Nisource Capital Markets	7.860	7/15/2014		20,000	21,332
Nisource Finance Corp. (a) (b)	3.208	11/23/2009		835,000	811,731
Nisource Finance Corp.	5.250	9/15/2017		820,000	727,233
Nisource Finance Corp.	6.400	3/15/2018		20,000	19,303
Ohio Power Co. (a) (b)	2.908	4/5/2010		1,330,000	1,303,776

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Utilities (continued)
Pacific Gas and Electric Co. (b)	3.600	3/1/2009	USD	565,000	564,541
Pacific Gas and Electric Co.	6.350	2/15/2038		820,000	819,601
Pepco Holdings, Inc. (a)	3.307	6/1/2010		25,000	24,778
Public Service Co. of Colorado (b)	4.375	10/1/2008		958,000	959,541
Sierra Pacific Power Co.	6.750	7/1/2037		400,000	390,903
Southern Co.	5.300	1/15/2012		890,000	906,139
Veolia Environnement	5.250	6/3/2013		1,315,000	1,313,788
Windsor Financing LLC 144A (c)	5.881	7/15/2017		225,071	221,656

					26,334,700

Total Corporate (Cost $246,088,686)					236,850,405

Municipal Bonds—2.9%

Government Backed—0.7%
Clark County NV Bond Bank MBIA Prerefunded	5.250	6/1/2020		335,000	360,889
Clark County NV School District FSA Prerefunded	5.500	6/15/2017		355,000	382,186
Clark County NV School District FSA Prerefunded	5.500	6/15/2018		235,000	252,996
Cypress-Fairbanks TX Independent School District PSF-GTD Prerefunded	5.250	2/15/2022		305,000	317,557
Miami FL Homeland Defense GO MBIA Prerefunded	5.500	1/1/2022		410,000	438,839
New York State Urban Development Corporation Prerefunded	5.000	3/15/2033		755,000	809,398
Shelby County TN MBIA Prerefunded	5.000	3/1/2014		215,000	225,404
Williamson County TX FSA Prerefunded	6.000	8/15/2014		235,000	250,691
Wisconsin GO MBIA Prerefunded	5.000	5/1/2015		410,000	439,340

					3,477,300

Insured—0.0%
California GO AMBAC	3.500	10/1/2027		10,000	7,935

Taxable—2.2%
Delaware Housing Authority SFMR	5.800	7/1/2016		970,000	978,856
Erie County NY Tobacco Asset Securitization Corp.	6.000	6/1/2028		1,000,000	882,370
Michigan Tobacco Settlement Finance Authority (a)	5.047	6/1/2034		970,000	921,985
New York County Tobacco Trust IV	6.000	6/1/2027		195,000	175,997
Tobacco Settlement Authority Iowa	6.500	6/1/2023		3,318,000	3,048,844
Tobacco Settlement Authority Michigan (b)	7.309	6/1/2034		4,975,000	4,555,010

					10,563,062

Total Municipal Bonds (Cost $14,916,098)					14,048,297

Sovereign Bonds—0.7%
Argentina Bonos (a)	3.368	8/3/2012		1,925,000	1,027,950
Republic of Argentina	7.000	9/12/2013		1,400,000	1,087,100
Russian Federation 144A	8.250	3/31/2010		1,180,081	1,231,651

Total Sovereign Bonds (Cost $3,758,555)					3,346,701

Yankee Bonds—0.5%
Rio Tinto Finance USA Ltd.	5.875	7/15/2013		2,370,000	2,383,139
Shinsei Finance II 144A (a)	7.160	7/23/2049		420,000	295,575

Total Yankee Bonds (Cost $2,660,484)					2,678,714

Pass Thru Securities—57.9%

Non-Agency Pass Thru Securities—9.5%
Banc of America Commerical Mortgage, Inc. 2002-2 A3	5.118	7/11/2043		610,000	601,826
Bayview Commercial Asset Trust 2003-2 A 144A (a) (b)	3.063	12/25/2033		321,884	291,467
Bayview Commercial Asset Trust 2004-1 A 144A (a) (b) (c)	2.843	4/25/2034		347,168	305,508

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Non-Agency Pass Thru Securities (continued)
Bayview Commercial Asset Trust 2005-3A B1 144A (a) (b)	3.583	11/25/2035	USD	124,806	76,319
Bayview Commercial Asset Trust 2005-3A B3 144A (a) (b)	5.483	11/25/2035		249,611	145,898
Bayview Commercial Asset Trust 2005-4A B3 144A (a) (b) (c)	5.983	1/25/2036		176,233	91,641
Bayview Commercial Asset Trust 2006-1A B2 144A (a)	4.183	4/25/2036		197,598	111,169
Bayview Commercial Asset Trust 2006-SP1 A1 144A (a) (b) (c)	2.753	4/25/2036		241,553	202,905
Bayview Commercial Asset Trust 2006-SP2 A1 144A (a) (b)	2.763	4/25/2036		1,157,752	1,035,377
Bayview Commerical Asset Trust 2006-2A B2 144A (a)	3.953	7/25/2036		371,964	218,492
Bear Stearns Commercial Mortgage Securities 1998-C1 A2 (b)	6.440	6/16/2030		5,663	5,663
Bear Stearns Commercial Mortgage Securities 2003-T12 A3 (a) (b)	4.240	8/13/2039		2,248,000	2,218,558
Bear Stearns Commercial Mortgage Securities 2004-PWR5 A2 (b)	4.254	7/11/2042		152,106	151,122
Bear Stearns Commercial Mortgage Securities 2004-PWR5 A3 (b)	4.565	7/11/2042		25,000	24,420
Bear Stearns Commercial Mortgage Securities 2005-PWR8 A2 (b)	4.484	6/11/2041		750,000	740,831
Bear Stearns Commercial Mortgage Securities 2005-T18 A2 (a) (b)	4.556	2/13/2042		105,000	104,506
Bear Stearns Commercial Mortgage Securities 2005-T20 A2 (a) (b)	5.127	10/12/2042		45,000	44,902
Bear Stearns Commercial Mortgage Securities 2006-PW12 AAB (a)	5.877	9/11/2038		950,000	931,049
Capco America Securitization Corp. 1998-D7 A1B (b)	6.260	10/15/2030		946,751	948,397
Citigroup/Deutsche Bank Commercial Mortgage 2005-CD1 A2FX (a)	5.269	7/15/2044		20,000	20,001
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2 A2 (b)	5.408	1/15/2046		775,000	771,119
Credit Suisse/Morgan Stanley Commerical Mortgage Certificate 2006-HC1A A1 144A (a) (b)	2.661	5/15/2023		1,218,021	1,152,260
Crown Castle Towers LLC, 2005-1A D 144A (b)	5.612	6/15/2035		660,000	625,984
Crown Castle Towers LLC, 2006-1A AFX 144A (b)	5.245	11/15/2036		2,950,000	2,903,301
Crown Castle Towers LLC, 2006-1A B 144A (b)	5.362	11/15/2036		620,000	591,635
Crown Castle Towers LLC, 2006-1A C 144A (b)	5.470	11/15/2036		1,680,000	1,550,304
Crown Castle Towers LLC, 2006-1A D 144A (b)	5.772	11/15/2036		1,025,000	922,059
CS First Boston Mortgage Securities Corp. 2001-CKN5C A4 (b)	5.435	9/15/2034		1,890,604	1,893,206
DLJ Commercial Mortgage Corp. 1998-CF2 B1 (a) (b)	7.295	11/12/2031		2,450,000	2,463,375
Fannie Mae Grantor Trust 2001-T6 B (b)	6.088	5/25/2011		156,000	162,718
Fannie Mae Grantor Trust 2002-T11 A (b)	4.769	4/25/2012		20,987	21,247
Global Signal Trust 2006-1 D 144A (b)	6.052	2/15/2036		1,160,000	1,076,468
Global Signal Trust 2006-1 E 144A	6.495	2/15/2036		425,000	389,627
GMAC Commercial Mortgage Securities, Inc. 1998-C2 A2 (b)	6.420	5/15/2035		118,207	118,026
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2 (b)	4.223	4/10/2040		155,000	154,335
Goldman Sachs Mortgage Securities Corp., 2007-EOP L 144A (a) (c)	3.750	3/20/2020		60,000	54,600
Goldman Sachs Mortgage Securities Corp., Cl. B 144A (a) (b)	2.700	3/20/2020		3,215,000	2,999,513
Goldman Sachs Mortgage Securities Corp., Cl. E 144A (a) (b)	2.890	3/20/2020		1,220,000	1,134,197
Goldman Sachs Mortgage Securities Corp., Cl. K 144A (a)	3.500	3/20/2020		700,000	617,004
GS Mortgage Securities Corp. II 2007-EOP F 144A (a)	2.930	3/20/2020		50,000	46,470
GS Mortgage Securities Corp. II 2007-EOP G 144A (a)	2.970	3/20/2020		25,000	22,754
Impac CMB Trust 2005-8 2M2 (a)	3.233	2/25/2036		119,969	73,390
Impac CMB Trust 2005-8 2M3 (a)	3.983	2/25/2036		95,148	50,754
Impac Secured Assets Corp. 2006-1 2A1 (a) (b)	2.833	5/25/2036		668,651	599,271
JP Morgan Chase Commercial Mortgage Security Co. 2004-C1 A2 (b)	4.302	1/15/2038		2,120,000	2,058,261
JP Morgan Chase Commercial Mortgage Security Co. 2005-LDP4 A2	4.790	10/15/2042		28,357	28,151
JP Morgan Chase Commercial Mortgage Security Co. 2005-LDP5 A2 (b)	5.198	12/15/2044		1,605,000	1,599,741
LB Commercial Conduit Mortgage Trust 1999-C1 B	6.930	6/15/2031		62,000	62,990
LB-UBS Commercial Mortgage Trust 2001-C3 A2 (b)	6.365	12/15/2028		1,950,000	2,001,589
Merrill Lynch Mortgage Trust, Inc. 2002-MW1 A3 (b)	5.403	7/12/2034		1,725,000	1,736,112
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2 (b)	4.960	7/12/2038		1,090,000	1,084,684
Merrill Lynch Mortgage Trust, Inc. 2005-CKI1 A2 (a) (b)	5.395	11/12/2037		375,000	375,016
Morgan Stanley Capital I 1998-HF1 F 144A (b)	7.180	3/15/2030		163,890	164,204
Morgan Stanley Capital I 1999-CAM1 A4 (a)	7.020	3/15/2032		14,621	14,750

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Non-Agency Pass Thru Securities (continued)
Morgan Stanley Capital I 1999-RM1 A2 (a) (b)	6.710	12/15/2031	USD	91,829	92,035
Morgan Stanley Capital I 1999-RM1 E (a) (b)	7.212	12/15/2031		100,000	100,893
Morgan Stanley Capital I 2005-HQ5 A2 (b)	4.809	1/14/2042		1,700,000	1,697,627
Morgan Stanley Capital I 2006-T21 A2 (b)	5.090	10/12/2052		1,350,000	1,337,289
Morgan Stanley Dean Witter Capital I 2001-PPM A2	6.400	2/15/2031		18,191	18,593
Morgan Stanley Dean Witter Capital I 2001-PPM A3	6.540	2/15/2031		22,219	22,759
SBA CMBS Trust 2006-1A D 144A (b)	5.852	11/15/2036		400,000	360,124
Sovereign Commerical Mortgage Securities 2007-C1 D 144A (a)	5.833	10/22/2011		830,000	415,666
TIAA Real Estate CDO Ltd. 2007-C4 A3 (a)	6.094	8/15/2039		1,010,000	989,464
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2 (b)	4.380	10/15/2041		1,090,656	1,083,326
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5 (b)	4.661	5/15/2044		800,000	770,138
Washington Mutual Asset Securities Corp. 2003-C1A A 144A (b)	3.830	1/25/2035		1,971,392	1,935,748

					46,612,828

Agency Pass Thru Securities—48.4%
FGCI (TBA) (d)	5.500	7/1/2018		4,780,000	4,805,391
FGLMC	6.000	9/1/2037		46,588	47,111
FGLMC	6.000	10/1/2037		14,018	14,175
FGLMC	6.000	10/1/2037		14,438	14,600
FGLMC	6.000	10/1/2037		52,165	52,751
FGLMC	6.000	10/1/2037		23,320	23,582
FGLMC	6.000	11/1/2037		132,465	133,953
FGLMC (TBA) (d)	5.500	7/14/2038		53,140,000	52,342,900
FGLMC (TBA) (d)	6.000	7/14/2038		36,205,000	36,567,050
FHLMC (b)	6.000	6/1/2022		186,815	191,411
FHLMC Gold (b)	4.000	10/1/2009		379,739	378,987
FHLMC Gold (b)	4.500	10/1/2009		28,359	28,534
FHLMC Gold (b)	4.500	4/1/2010		30,904	31,291
FHLMC Gold (b)	3.500	9/1/2010		318,117	315,071
FHLMC Gold (b)	7.000	11/1/2031		103,022	108,791
FHLMC Gold	7.000	11/1/2031		122,773	129,649
FHLMC Gold	5.500	1/1/2034		635,891	628,836
FHLMC Gold	5.500	3/1/2034		239,677	237,018
FNMA (b)	4.000	5/1/2010		1,294,691	1,290,729
FNMA (b)	3.530	7/1/2010		1,334,807	1,313,696
FNMA	5.000	10/1/2011		43,806	44,447
FNMA (b)	5.139	12/25/2011		608,490	618,851
FNMA	8.500	6/1/2012		5,820	5,839
FNMA	4.060	6/1/2013		53,000	50,891
FNMA	4.900	1/1/2014		439,391	435,290
FNMA	4.500	11/1/2014		17,913	17,749
FNMA	6.500	12/1/2015		4,725	4,924
FNMA	5.140	1/1/2016		74,612	74,006
FNMA	6.000	7/1/2017		5,262	5,412
FNMA	5.000	1/1/2019		295,786	294,673
FNMA	5.500	11/1/2024		1,165,515	1,163,982
FNMA	5.500	12/1/2024		16,001	15,980
FNMA	5.500	1/1/2025		2,968,074	2,964,171
FNMA	7.500	2/1/2029		8,016	8,662
FNMA	7.500	9/1/2029		532	575
FNMA	7.500	11/1/2029		433	467
FNMA	7.000	11/1/2031		1,734	1,834

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Agency Pass Thru Securities (continued)
FNMA	7.000	5/1/2032	USD	15,860	16,764
FNMA	7.000	6/1/2032		22,767	24,065
FNMA	5.500	2/1/2033		96,090	95,338
FNMA	5.500	1/1/2034		619,102	613,866
FNMA	5.500	1/1/2034		1,473,343	1,460,883
FNMA	5.500	8/1/2034		45,228	44,761
FNMA	5.500	9/1/2034		85,343	84,461
FNMA	5.500	9/1/2034		57,318	56,725
FNMA	5.500	9/1/2034		69,024	68,311
FNMA	5.500	9/1/2034		179,484	177,630
FNMA	5.500	9/1/2034		20,264	20,054
FNMA	6.500	9/1/2037		66,415	68,455
FNMA	6.500	9/1/2037		60,399	62,253
FNMA	6.000	10/1/2037		23,516	23,753
FNMA	6.000	11/1/2037		39,328	39,725
FNMA	6.500	11/1/2037		62,247	64,158
FNMA	6.000	12/1/2037		2,148,377	2,170,034
FNMA	6.000	1/1/2038		2,800,753	2,828,986
FNMA	6.000	1/1/2038		2,106,558	2,127,793
FNMA (TBA) (d)	5.000	7/1/2020		2,045,000	2,021,994
FNMA (TBA) (d)	6.000	7/1/2020		8,080,000	8,282,000
FNMA (TBA) (d)	5.000	7/1/2035		26,180,000	25,091,907
FNMA (TBA) (d)	5.500	7/1/2035		39,635,000	39,065,247
FNMA (TBA) (d)	6.000	7/1/2035		7,340,000	7,404,225
FNMA (TBA) (d)	6.500	7/1/2035		39,975,000	41,149,266
GNMA	9.000	2/15/2021		15,807	17,348
GNMA	8.000	8/15/2025		7,293	7,982
GNMA	8.000	11/15/2025		11,264	12,328
GNMA	8.000	5/15/2026		2,240	2,452
GNMA	8.000	11/15/2026		10,992	12,036
GNMA	6.000	1/15/2032		2,922	2,979
GNMA	6.500	7/15/2032		4,969	5,159

					237,486,217

Total Pass Thru Securities (Cost $286,279,318)					284,099,045

U.S. Treasury Obligations—0.3%
U.S. Treasury Bond	6.250	8/15/2023		30,000	35,692
U.S. Treasury Bond (e)	4.500	2/15/2036		291,000	288,931
U.S. Treasury Note (b)	5.000	7/31/2008		960,000	962,400
U.S. Treasury Note (b)	4.000	9/30/2009		70,000	71,416

Total U.S. Treasury Obligations (Cost $1,359,777)					1,358,439

TOTAL BONDS AND NOTES (Cost $660,588,175)					644,144,281

				Shares

Convertible Preferred Stock—0.0%
CIT Group, Inc. 7.75% CVT Pfd (Cost $19,424)	1.938	1/1/2001		1,025	9,266

				Contract Size

PURCHASED OPTIONS—0.0%
1 Yr Floor 3M Libor, Strike Price 2.50%, 10/19/2009				20,770,000	21,156
2 Yr Floor 3M Libor, Strike Price 2.50%, 1/13/2009				26,250,000	2,072

TOTAL PURCHASED OPTIONS (Cost $187,348)					23,228

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

SHORT TERM INVESTMENTS—11.4%

U.S. Treasury Bill—0.3%
U.S. Treasury Bill (f)(Cost $1,613,422)	1.850	9/18/2008	USD	1,620,000	1,613,422

U.S. Government Agency—11.1%
FNMA Discount Note (e) (f) (Cost $54,298,792)	2.100	7/14/2008		54,340,000	54,298,792

TOTAL SHORT TERM INVESTMENTS (Cost $55,912,214)					55,912,214

				Shares

INVESTMENT OF CASH COLLATERAL—2.5%
BlackRock Cash Strategies L.L.C (c) (h) (Cost $12,603,608)				12,603,608	12,603,608

TOTAL UNAFFILIATED INVESTMENTS (Cost $729,310,769)					712,692,597

AFFILIATED INVESTMENTS—1.1%
Dreyfus Institutional Cash Advantage Fund (g) (h)				3,453,620	3,453,620
Dreyfus Institutional Preferred Plus Money Market Fund (g)				1,730,250	1,730,250

TOTAL AFFILIATED INVESTMENTS (Cost $5,183,870)					5,183,870

TOTAL INVESTMENTS—146.2% (Cost $734,494,639)					717,876,467

LIABILITIES IN EXCESS OF OTHER ASSETS—(46.2%)					(226,802,992)

NET ASSETS—100%					$491,073,475

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Notes to Schedule of Investment:

144A—Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $58,533,270 or 11.9% of net assets.

AMBAC—American Municipal Bond Assurance Corporation
CNY—China Renminlbi
CVT—Convertible
EUR—Euro
FGLMC—Federal Government Loan Mortgage Corporation
FHLMC—Federal Home Loan Mortgage Company
FNMA—Federal National Mortgage Association
FSA—Financial Security Assurance
GBP—British Pound
GNMA—Government National Mortgage Association
GO—General Obligation
GTD—Guaranteed
IDR—Indonesian Rupiah
MBIA—Municipal Bond Investors Assurance Insurance Corporation
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PFD—Preferred
PSF—Permanent School Fund
REIT—Real Estate Investment Trust
SFMR—Single Family Mortgage Revenue
TBA—To Be Announced
USD—United States Dollar

(a)	Variable Rate Security; rate indicated as of June 30, 2008.

(b)	Denotes all or part of security segregated as collateral for delayed securities, futures and swap contracts.

(c)	Illiquid security. At the period end, the value of these securities amounted to $14,598,184 or 3.0% of net assets.

(d)	Delayed delivery security.

(e)	Security, or a portion of thereof, was on loan at June 30, 2008.

(f)	Rate noted is yield to maturity.

(g)	Affiliated institutional money market fund.

(h)	Investment of security lending cash collateral.

At June 30, 2008, the Fund held the following futures contracts:

Contract	Position	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation/ (Depreciation) ($)

90 Day Euro Dollar (126 Contracts)	Long	12/15/2008	30,498,300	83,273
U.S. 2 Year Treasury Note (101 Contracts)	Short	9/30/2008	21,331,516	(11,229)
U.S. 5 Year Treasury Note (387 Contracts)	Short	8/29/2008	42,784,664	(427,500)
U.S. 10 Year Treasury Note (94 Contracts)	Long	9/19/2008	10,708,656	36,940
U.S. Long Bond CBT (101 Contracts)	Long	9/19/2008	11,674,969	152,998
Euro—Bobl (172 Contracts)	Long	9/8/2008	28,644,886	(436,222)
Long Gilt (86 Contracts)	Long	9/26/2008	17,880,566	(279,093)

				(880,833)

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

At June 30, 2008 the Fund held the following forward exchange contracts:

Contracts to Deliver	Local Principal Amount	Contract Value Date	Value at June 30, 2008 ($)	Amount to Receive ($)	Unrealized Appreciation/ (Depreciation) ($)

China Renminlbi	35,800,000	8/22/2008	5,235,681	5,208,409	(27,272)
China Renminlbi	34,000,000	3/26/2009	5,100,652	5,373,370	272,718
Euro	490,000	9/17/2008	768,285	758,211	(10,074)
British Pounds	1,320,000	9/17/2008	2,612,887	2,558,556	(54,331)
Malaysian Ringgit	17,240,000	3/26/2009	5,293,973	5,512,390	218,417

			19,011,478	19,410,936	399,458

Contracts to Receive	Local Principal Amount	Contract Value Date	Value at June 30, 2008 ($)	Amount to Deliver ($)	Unrealized Appreciation/ (Depreciation) ($)

China Renminlbi	34,000,000	3/26/2009	5,100,652	5,205,941	(105,289)
Indonesian Rupiah	49,470,000,000	9/17/2008	5,303,672	5,259,968	43,704
Malaysian Ringgit	16,790,000	8/22/2008	5,143,969	5,219,148	(75,179)
Malaysian Ringgit	17,240,000	3/26/2009	5,293,973	5,426,503	(132,530)

			20,842,266	21,111,560	(269,294)

During the period ended June 30, 2008, the Fund entered into the following option transactions:

Written Put Options: Description	Counterparty	Expiration Strike Price	Date	Notional Amount	Premiums ($)	Value ($)

1M 5Yr Pay Straddle	Lehman	4.33000	7/09/2008	9,999,000 USD	97,490	37,189
1M 5Yr Pay Straddle	Merrill	4.58000	7/23/2008	9,722,000 USD	89,443	28,707
1M 10Yr Pay Straddle	Merrill	4.69000	7/02/2008	5,118,000 USD	65,510	14,716
1M 10Yr Pay Straddle	Deutsche	4.98000	7/16/2008	4,940,000 USD	66,196	7,278

					318,639	87,890

Written Call Options: Description	Counterparty	Expiration Strike Price	Date	Notional Amount	Premiums ($)	Value ($)

1M 5Yr Rec Straddle	Lehman	4.33000	7/09/2008	9,999,000 USD	97,490	61,545
1M 5Yr Rec Straddle	Merrill	4.58000	7/23/2008	9,722,000 USD	89,443	152,999
1M 10Yr Rec Straddle	Merrill	4.69000	7/02/2008	5,118,000 USD	65,510	16,923
1M 10Yr Rec Straddle	Deutsche	4.98000	7/16/2008	4,940,000 USD	66,196	121,417

					318,639	352,884

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

At June 30, 2008, the Fund held the following open swap agreements:

Credit Default Swaps Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation) ($)

Citibank	CIT Group, 7.75%, 4/2/2012	Sell	14.50	9/20/2008	2,550,000	USD	38,339
Deutsche Bank	Bristol-Myers Squibb, 6.8%, 11/15/2026	Buy	(0.45)	6/20/2018	1,060,000	USD	286
Deutsche Bank	Campbell Soup Co., 4.875%, 10/1/2013	Buy	(0.53)	3/20/2013	2,140,000	USD	(20,298)
Deutsche Bank	Campbell Soup Co., 4.875%, 10/1/2013	Buy	(0.53)	3/20/2013	570,000	USD	(5,406)
Deutsche Bank	Johnson Controls, 7.125%, 7/15/2017	Buy	(0.98)	9/20/2013	2,350,000	USD	12,809
Deutsche Bank	Republic of Panama, 8.875%, 9/30/2027	Buy	(1.89)	2/20/2013	2,750,000	USD	(79,339)
Deutsche Bank	Reed Elsevier Capital, 4.625%, 6/15/2012	Buy	(0.96)	6/20/2012	2,130,000	USD	(26,975)
Deutsche Bank	R.R. Donnelley & Sons, 4.95%, 4/1/2014	Buy	(1.60)	3/20/2012	990,000	USD	(5,841)
Deutsche Bank	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.84)	6/20/2013	1,750,000	USD	26,768
Deutsche Bank	Dow Jones CDX.NA.IG.10 Index	Buy	(1.50)	6/20/2018	5,410,000	USD	54,967
Goldman, Sachs & Co.	Bristol-Myers Squibb, 6.8%, 11/15/2026	Buy	(0.43)	6/20/2018	1,520,000	USD	3,246
Goldman, Sachs & Co.	Pfizer Inc., 4.65%, 3/1/2018	Buy	(0.41)	6/20/2018	1,460,000	USD	917
JPMorgan	BorgWarner Inc., 6.5%, 2/15/2009	Buy	(0.62)	9/20/2013	1,470,000	USD	10,350
JPMorgan	BorgWarner Inc., 6.5%, 2/15/2009	Buy	(0.68)	9/20/2013	745,000	USD	3,179
JPMorgan	Kohls, 6.3%, 3/1/2011	Buy	(1.70)	6/20/2013	700,000	USD	(11,792)
JPMorgan	Kohls, 6.3%, 3/1/2011	Buy	(1.70)	6/20/2013	1,180,000	USD	(19,878)
JPMorgan	R.R. Donnelley & Sons, 4.95%, 4/1/2014	Buy	(1.70)	12/20/2011	390,000	USD	(3,888)
Lehman Brothers	Auto Receivable Backed, 2007-1, BBB Index	Sell	1.50	2/15/2014	1,410,000	USD	(208,418)
Lehman Brothers	Dow Jones CDX.NA.IG.10 Index	Sell	1.55	6/20/2011	10,820,000	USD	(150,066)
Morgan Stanley	Kohls, 6.3%, 3/1/2011	Buy	(1.62)	3/20/2013	980,000	USD	(13,574)
Morgan Stanley	Pfizer Inc., 4.65%, 3/1/2018	Buy	(0.38)	6/20/2018	1,020,000	USD	3,402
Morgan Stanley	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.75)	6/20/2013	880,000	USD	16,767
UBS AG	Dow Chemical Co., 6%, 10/1/2012	Buy	(0.96)	3/20/2013	1,380,000	USD	(9,990)

							(384,435)

Interest Rate Swaps Counterparty	Reference Entity	Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount		Unrealized (Depreciation) ($)

Goldman, Sachs & Co.	NZD—3 Month LIBOR	Pay	7.5125	5/14/2011	23,000,000	NZD	(75,936)
JPMorgan	NZD—3 Month LIBOR	Sell	7.5150	5/13/2011	21,000,000	NZD	(67,321)

							(143,257)

At June 30, 2008, the Fund held the following open forward agreement on swaptions:

Counterparty	Description	Expiration Date	Notional Amount ($)	Unrealized (Depreciation) ($)

Goldman, Sachs & Co.	OTC contract to purchase a 6 Month expiration straddle (call and put) on a USD 10 Year Fixed/Floating interest rate swap on 10/10/2008 for a premium of 8.70% of notional. The option strikes will be determined on the expiration date of the foward agreement, 10/8/2008, using the 10 Year USD interest rate swap rate, 6 month forward.	10/8/2010	20,990,000 USD	(13,127)

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust Standish Mellon Fixed Income Fund

Statement of Assets and Liabilities June 30, 2008 (Unaudited)

Assets
Investments in securities (including securities on loan, valued at $16,057,228 (Note 8))
Unaffiliated issuers, at value (Note 1A) (cost $729,310,769)		$712,692,597
Affiliated issuers, at value (Note 1A) (cost $5,183,870) (Note 1H)		5,183,870
Cash		4,227,376
Foreign currency, at value (identified cost, $32)		32
Receivable for investments sold		35,275,631
Interest and dividends receivable		4,518,262
Unrealized appreciation on forward foreign currency exchange contracts (Note 6)		534,839
Unrealized appreciation on swap contracts (Note 6)		171,030
Swap premium paid (Note 6)		46,137
Receivable for Fund shares sold		43,640
Prepaid expenses		32,299

Total assets		762,725,713
Liabilities
Payable for investments purchased	$253,359,182
Collateral for securities on loan (Note 8)	16,057,228
Unrealized depreciaton on swap contracts (Note 6)	698,722
Options written, at value (premiums received $637,278) (Note 6)	440,774
Unrealized depreciation on forward foreign currency exchange contracts (Note 6)	404,675
Payable for variation margin on open futures contracts (Note 6)	359,744
Accrued administrative services expense (Note 2)	236,904
Accrued professional fees	51,250
Accrued accounting, administration and custody fees (Note 2)	30,006
Unrealized depreciation on forward agreement on swaptions (Note 6)	13,127
Accrued chief compliance officer fees (Note 2)	626

Total liabilities		271,652,238

Net Assets		$491,073,475

Net Assets consist of:
Paid-in capital		$671,054,209
Undistributed net investment income		810,854
Accumulated net realized loss		(163,081,063)
Net unrealized depreciation		(17,710,525)

Total Net Assets		$491,073,475

Shares of beneficial interest outstanding		26,069,004

Net Asset Value, offering and redemption price per share (Net Assets/Shares outstanding)		$18.84

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust Standish Mellon Fixed Income Fund

Statement of Operations For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income (Note 1B)
Interest income		$13,163,222
Dividend income from affiliated investments (Note 1H)		168,304
Dividend income		3,300
Security lending income (Note 8)		246,011

Total investment income		13,580,837

Expenses
Investment advisory fee (Note 2)	$991,438
Administrative service fees (Note 2)	187,546
Accounting, administration, custody and transfer agency fees (Note 2)	137,649
Professional fees	98,033
Trustees’ fees and expenses (Note 2)	22,714
Insurance expense	13,854
Registration fees	12,519
Miscellaneous expenses	15,518

Total expenses	1,479,271

Deduct:
Waiver of investment advisory fee (Note 2)	(138,160)

Net expenses		1,341,111

Net investment income		12,239,726

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(2,709,362)
Financial futures transactions	(878,518)
Written options transactions	351,333
Foreign currency transactions and forward foreign currency exchange transactions	596,694
Swap transactions	557,023

Net realized gain (loss)		(2,082,830)
Change in unrealized appreciation (depreciation) on:
Investments	(10,672,754)
Financial futures contracts	(1,185,890)
Written options contracts	196,504
Foreign currency translations and forward foreign currency exchange contracts	115,179
Swap contracts	(70,999)

Change in net unrealized appreciation (depreciation)		(11,617,960)

Net realized and unrealized gain (loss)		(13,700,790)

Net (Decrease) in Net Assets from Operations		$(1,461,064)

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust Standish Mellon Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

Increase (Decrease) in Net Assets:

From Operations
Net investment income	$12,239,726	$28,004,037
Net realized gain (loss)	(2,082,830)	(3,472,829)
Change in net unrealized appreciation (depreciation)	(11,617,960)	(4,425,132)

Net increase (decrease) in net assets from investment operations	(1,461,064)	20,106,076

Distributions to Shareholders (Note 1C)
From net investment income	(10,773,008)	(28,878,320)

Total distributions to shareholders	(10,773,008)	(28,878,320)

Fund Share Transactions (Note 4)
Net proceeds from sale of shares	16,357,629	125,494,967
Value of shares issued to shareholders in reinvestment of distributions	7,555,229	19,716,752
Cost of shares redeemed (net of redemption fees of $11,198 and $8,049, respectively)	(86,177,362)	(130,439,783)

Net increase (decrease) in net assets from Fund share transactions	(62,264,504)	14,771,936

Total Increase (Decrease) in Net Assets	(74,498,576)	5,999,692

Net Assets
At beginning of period	565,572,051	559,572,359

At end of period (including undistributed net investment income and distributions in excess of investment income of $810,854 and $655,864, respectively)	$491,073,475	$565,572,051

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust Standish Mellon Fixed Income Fund

Financial Highlights

	For the Six Months Ended June 30, 2008 (Unaudited)
			Year Ended December 31,

			2007		2006		2005		2004		2003

Net Asset Value, Beginning of Period	$19.31		$19.61		$19.66		$20.08		$20.08		$19.70

From Operations:
Net investment income* (a)	0.44		0.96		0.93		0.82		0.77		0.75
Net realized and unrealized gains (loss) on investments	(0.51)		(0.26)		(0.10)		(0.23)		0.36		0.28

Total from investment operations	(0.07)		0.70		0.83		0.59		1.13		1.03

Less Distributions to Shareholders:
From net investment income	(0.40)		(1.00)		(0.88)		(1.01)		(1.13)		(0.65)

Total distributions to shareholders	(0.40)		(1.00)		(0.88)		(1.01)		(1.13)		(0.65)

Net Asset Value, End of Period	$18.84		$19.31		$19.61		$19.66		$20.08		$20.08

Total Return (b)	(0.38	%)(c)	3.64	%(b)	4.38%		2.96%		5.74%		5.24	%(b)

Ratios/Supplemental data:
Expenses (to average daily net assets)*	0.50	%(d)	0.50	%(e)	0.50	%(e)	0.49	%(e)	0.48	%(e)	0.42	%(e)
Net Investment Income (to average daily net assets)*	4.57	%(d)	4.93%		4.75%		4.09%		3.77%		3.76%
Portfolio Turnover: (f)
Inclusive	222	%(c)	430	%(g)	382	%(g)	380	%(g)	301	%(g)	398	%(g)
Exclusive	50	%(c)	166%		139%		106%		98%		—
Net Assets, End of Period (000’s omitted)	$491,073		$565,572		$559,572		$455,891		$463,307		$595,789

*

The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action has not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:

Net investment income per share (a)	$0.43		$0.96		N/A	N/A	N/A	$0.73
Ratios (to average daily net assets):
Expenses	0.55	%(d)	0.51	%(e)	N/A	N/A	N/A	0.45	%(e)
Net investment income	4.52	%(d)	4.93%		N/A	N/A	N/A	3.73%

(a)	Calculated based on average shares outstanding.

(b)	Total return would have been lower in the absence of expense waivers.

(c)	Not annualized.

(d)	Computed on an annualized basis.

(e)	Includes the Fund’s share of the The Standish Mellon Fixed Income Portfolio’s (the “Portfolio”) allocated expenses.

(f)	Beginning in 2004, the portfolio turnover rate is presented inclusive and exclusive of the effect of rolling forward purchase commitments.

(g)

On October 25, 2007, the Fund, which owned 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio’s securites and cash in exchange for its interest in the Portfolio. Effective October 26, 2007, the Fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the Fund and the Portfolio for the year. The amounts shown for 2003-2006 are ratios for the Portfolio.

The accompanying notes are an integral part of the financial statements.

Mellon Institutional Funds Investment Trust Standish Mellon Fixed Income Fund

Notes to Financial Statements (Unaudited)

(1)	Organization and Significant Accounting Policies:

Mellon Institutional Funds Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Fund (the “Fund”) is a separate diversified investment series of the Trust.

The objective of the Fund is primarily to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Investment security valuations

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund’s assets that are invested in one or more open-end regulated investment companies (“RICs”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties, or pricing services.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

Reduced investor demand for mortgage loans and mortgage-related securities resulting from delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) and related market events have negatively impacted the performance and market value of certain mortgage-related investments and other fixed income securities, and increased investor yield requirements. This in turn has resulted in limited liquidity in the secondary market for such securities, adversely affecting the market value of mortgage-related securities and resulting in higher than usual volatility in the credit markets generally. It is possible that such limited liquidity in the secondary market for mortgage-related securities, and the related credit market volatility, could continue or worsen. To the extent that the market for securities in the Fund’s portfolio becomes illiquid, the Fund might realize upon sale of an affected holding substantially less than the amount at which the Fund had previously been valuing the security in calculating its net asset value, and the Fund may incur substantial losses as a result.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund’s investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Mellon Institutional Funds Investment Trust Standish Mellon Fixed Income Fund

Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments ($)†

Level 1—Quoted Prices	5,183,870	(880,833)
Level 2—Other Significant Observable Inputs	700,088,989	30,118
Level 3—Significant Unobservable Inputs	12,603,608	0
Total	717,876,467	(850,715)

†

Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities ($)

Balance as of 12/31/2007	22,489,858
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(9,886,250)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of 6/30/2008	12,603,608

B. Securities transactions and income

Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

C. Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund’s distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to wash sales, foreign currency gains and losses, post-October losses, capital loss carryovers, amortization of swap premium and the timing of recognition of realized and unrealized gains and losses on futures contracts.

Permanent book and tax basis differences relating to shareholder distributions result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Notes to Financial Statements (Unaudited)

D. Foreign currency transactions

The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

E. Foreign investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

F. Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among the funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

G. Commitments and contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

H. Affiliated issuers

Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC (“Standish”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), or its affiliates.

I. New accounting requirements

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)	Investment Advisory Fee and Other Transactions with Affiliates:

The investment advisory fee paid to Standish for overall investment advisory administrative services, and general office facilities is payable monthly at the annual rate of 0.40% of the Fund’s first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. Standish voluntarily agreed to limit the total annual operating expenses of the Fund (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Fund’s average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2008, Standish voluntarily waived a portion of its investment advisory fee in the amount of $138,160. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Notes to Financial Statements (Unaudited)

The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Standish, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $17,212, for the six months ended June 30, 2008.

The Trust entered into an agreement with Mellon Bank, N.A. (“Mellon Bank”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Standish, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $120,437 for the six months ended June 30, 2008.

The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund’s lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $105,868 for the six months ended June 30, 2008. See Note 8 for further details.

As part of a multi-step reorganization of BNY Mellon’s bank and trust company subsidiaries, which included a series of statutory mergers of several bank and trust company subsidiaries and a statutory division of Mellon Bank (the “Reorganization”), all of Mellon Bank’s rights and obligations under the Custody, Administration and Accounting Services Agreement, dated October 1, 2003, and the Securities Lending Authorization, dated October 20, 2003, each between Mellon Bank and the Trust, transferred to The Bank of New York Mellon by operation of law effective July 1, 2008. There have been no changes to the terms of these agreements.

The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $2,487 for the six months ended June 30, 2008, which amount is included in miscellaneous expenses on the Statement of Operations. See Note 9 for further details.

The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust’s Chief Compliance Officer. For the six months ended June 30, 2008, the Fund was charged $3,255, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $2,625, which amount is included in miscellaneous expenses in the Statement of Operations, for the six months ended June 30, 2008.

The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund’s average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor’s promotional efforts. For the six months ended June 30, 2008, the Fund was charged $112,562 for fees payable to BNY Mellon Private Wealth Management.

MBSC Securities Corporation (“MBSC”), a wholly-owned subsidiary of BNY Mellon and affiliate of Standish, is the distributor of the Fund’s shares.

(3)	Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2008 were as follows:

	Purchases	Sales

Non-U.S. Government Securities	$123,692,858	$113,904,600

U.S. Government Securities	$1,363,470,719	$1,379,702,777

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Notes to Financial Statements (Unaudited)

(4)	Shares of Beneficial Interest:

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

Shares sold	844,955	6,411,187
Shares issued to shareholders in reinvestment of distributions	394,659	1,016,283
Shares redeemed	(4,456,660)	(6,670,212)

Net increase (decrease)	(3,217,046)	757,258

At June 30, 2008, three shareholders of record, in the aggregate held approximately 38.4% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. A significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund’s portfolio.

The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2008 and the year ended December 31, 2007, the Fund received redemption fees of $11,198 and $8,049, respectively.

(5)	Federal Taxes:

Each year, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

During the current year, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2008, as computed on a federal income tax basis, were as follows:

Cost for federal income tax purposes	$734,494,639

Gross unrealized appreciation	$18,651,149
Gross unrealized depreciation	(35,269,321)

Net unrealized appreciation (depreciation)	$(16,618,172)

(6)	Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Fund may trade the following financial instruments with off-balance sheet risk:

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Notes to Financial Statements (Unaudited)

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract’s exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract’s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers including counterparties.

For the six months ended June 30, 2008, the Fund entered into the following transactions:

Written Put Option Transactions	Notional Amount	Premiums

Outstanding, beginning of year	$0	$0
Options written	103,505,000	1,307,112
Options closed	(73,679,000)	(929,872)
Options expired	(47,000)	(58,601)

Outstanding, period end	$29,779,000	$318,639

Written Call Option Transactions	Notional Amount	Premiums

Outstanding, beginning of year	$0	$0
Options written	103,505,000	1,229,487
Options closed	(73,726,000)	(910,848)

Outstanding, period end	$29,779,000	$318,639

At June 30, 2008, the Fund held purchased and written options. See Schedule of Investments for further details.

Futures contracts

The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund’s exposure to the underlying instrument, while selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Notes to Financial Statements (Unaudited)

The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At June 30, 2008, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer’s default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gains and losses in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gains and losses. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

At June 30, 2008, the Fund held open swap agreements. See the Schedule of Investments for further details.

(7)	Delayed Delivery Transactions:

The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

The Fund may enter into to be announced (“TBA”) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment security valuations” above.

The Fund may enter into TBA sale commitments to hedge its Fund positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as “cover” for the transaction.

At June 30, 2008, the Fund held delayed delivery securities. See the Schedule of Investment for further details.

Mellon Institutional Funds Investment Trust
Standish Mellon Fixed Income Fund

Notes to Financial Statements (Unaudited)

(8)	Security Lending:

The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund’s obligations due on the loans.

Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the “BlackRock Fund”), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund’s portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the “Dreyfus Fund”), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through June, 30, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund’s investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of June, 30, 2008.

The Fund loaned securities during the six months ended June 30, 2008 and earned interest on the invested collateral of $1,172,503 of which $926,492 was rebated to borrowers or paid in fees. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(9)	Line of Credit:

On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. For the six months ended June 30, 2008, the Fund had average borrowings outstanding of $2,903,667 for a total of six days and incurred interest expense of $1,289. At June 30, 2008, the Fund did not have an outstanding loan balance.

Trustees and Officers (Unaudited)

The following table lists the Trust’s trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies; and total remuneration paid as of the period ended June 30, 2008. The Fund’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

Name (Age) Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Trustee Remuneration (period ended June 30, 2008)

Samuel C. Fleming (67) 61 Meadowbrook Road Weston, MA 02493 9/30/40	Trustee	Trustee since 11/3/1986	Chairman Emeritus, Decision Resources, Inc. (“DRI”) (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI	17	None	Fund: $3,266

Benjamin M. Friedman (63) c/o Harvard University Littauer Center 127 Cambridge, MA 02138 8/5/44	Trustee	Trustee since 9/13/1989	William Joseph Maier, Professor of Political Economy, Harvard University	17	None	Fund: $3,266

John H. Hewitt (73) P.O. Box 2333 New London, NH 03257 4/11/35	Trustee	Trustee since 11/3/1986	Trustee, Mertens House, Inc. (hospice)	17	None	Fund: $3,266

Caleb Loring III (64) c/o Essex Street Associates P.O. Box 5600 Beverly, MA 01915 11/14/43	Trustee	Trustee since 11/3/1986	Trustee, Essex Street Associates (family investment trust office)	17	None	Fund: $3,833

Interested Trustee

J. David Officer (59) The Dreyfus Corporation 200 Park Ave., 55th Fl. New York, NY 10166 8/24/48	Trustee (Chairman), President and Chief Executive Officer	Since 2008	Director, Vice Chairman and Chief Operating Officer of The Dreyfus Corporation; Executive Vice President of The Bank of New York Mellon Corporation; and Director and President of MBSC Securities Corporation	17	None	Fund: $0

*	Each trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

Principal Officers who are Not Trustees

Name (Age) Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Steven M. Anderson (42) BNY Mellon Asset Management One Boston Place Boston, MA 02108 7/14/65	Vice President, Treasurer and Chief Financial Officer	Vice President since 1999; Treasurer and CFO since 2002	Vice President and Mutual Funds Controller, BNY Mellon Asset Management; formerly Assistant Vice President and Mutual Funds Controller, Standish Mellon Asset Management Company, LLC

Denise B. Kneeland (56) BNY Mellon Asset Management One Boston Place Boston, MA 02108 8/19/51	Assistant Vice President and Secretary	Assistant Vice President since 1996; Secretary since 2007	First Vice President and Manager, Mutual Funds Operations, BNY Mellon Asset Management; formerly Vice President and Manager, Mutual Fund Operations, Standish Mellon Asset Management Company, LLC

Janelle E. Belcher (50) Founders Asset Management, LLC 210 University Boulevard Suite 800 Denver, CO 80206 4/11/58	Chief Compliance Officer	Since 2008	Vice President – Compliance, Founders Asset Management, LLC (“Founders”), Chief Compliance Officer, Founders, Dreyfus Founders Funds, Inc., and Mellon Optima L/S Strategy Fund, LLC

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MELLON INSTITUTIONAL FUNDS
One Boston Place Boston, MA 02108-4408 800.221.4795 www.melloninstitutionalfunds.com

6923SA0608

MELLON INSTITUTIONAL FUNDS

Semiannual Report	Standish Mellon
Global Fixed Income Fund

June 30, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund’s portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund’s web site at http://www.melloninstitutionalfunds.com.

To view the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC’s web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period† January 1, 2008 to June 30, 2008

Actual	$1,000.00	$1,017.10	$3.26
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.63	$3.27

†	Expenses are equal to the Fund’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Mellon Institutional Funds Investment Trust Standish Mellon Global Fixed Income Fund

Portfolio Information as of June 30, 2008 (Unaudited)

The Fund is actively managed. Current holdings may be different than those presented below.

Summary of Combined Ratings	Percentage of Investments

Quality Breakdown

AAA	56.1%
AA	15.6
A	14.4
BBB	13.1
BB	0.6
B	0.2

Total	100.0%

Based on ratings from Standard & Poor’s and/or Moody’s Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

Top Ten Holdings*	Rate	Maturity	Percentage of Investments

FNMA	5.500	3/1/2038	5.0%
FGLMC (TBA)	5.500	7/14/2038	4.9
Japan Government	1.100	12/10/2016	3.5
United Kingdom Gilt	8.000	9/27/2013	3.5
United Kingdom Gilt	4.250	3/7/2011	3.5
United Kingdom Gilt	5.000	9/7/2014	3.0
Buoni Poliennali Del Tes	3.000	1/15/2010	2.7
Ontario Province	4.500	12/2/2012	2.1
Bundesobligation 144A	3.250	4/17/2009	2.0
United Kingdom Gilt	4.000	9/7/2016	1.9

			32.1%

*	Excluding short-term investments and investment of cash collateral.

Economic Sector Allocation	Percentage of Investments

Corporate	34.3%
Government/Agency	23.8
Emerging Markets	0.4
Mortgage Pass-Thru	21.8
ABS/CMO/CMBS	7.6
Cash & Equivalents	12.1

100.0%

4

Mellon Institutional Funds Investment Trust Standish Mellon Global Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity	Par Value		Value ($) (Note 1A)

UNAFFILIATED INVESTMENTS—100.1%

BONDS AND NOTES—92.3%

Asset Backed—0.3%
Residential Asset Mortgage Products, Inc. 2006-RS4 A2 (a) (Cost $116,875)	2.593	7/25/2036	USD	125,000	120,623

Collateralized Mortgage Obligations—7.6%
Government National Mortgage Association 2004-23 B	2.946	3/16/2019		231,448	227,954
Government National Mortgage Association 2005-76 A	3.963	5/16/2030		268,462	265,211
Government National Mortgage Association 2005-79 A	3.998	10/16/2033		239,342	237,671
Government National Mortgage Association 2006-5 A	4.241	7/16/2029		238,571	237,195
Government National Mortgage Association 2006-9 A	4.201	8/16/2026		623,023	619,769
Government National Mortgage Association 2006-15 A	3.727	3/16/2027		293,717	290,762
Government National Mortgage Association 2006-19 A	3.387	6/16/2030		221,469	218,288
Government National Mortgage Association 2006-39 A	3.772	6/16/2025		302,196	298,525
Government National Mortgage Association 2006-67 A	3.947	10/6/2011		474,334	468,834
Government National Mortgage Association 2006-68 A	3.888	7/16/2026		229,646	227,151
Government National Mortgage Association 2007-34 A	4.272	11/16/2026		169,760	169,339

Total Collateralized Mortgage Obligations (Cost $3,194,007)					3,260,699

Corporate—23.8%

Banking—1.7%
Bank of America Capital Trust XIII (a)	3.176	3/15/2049		140,000	105,665
Barclays Bank PLC 144A (a)	7.700	4/25/2049		260,000	264,969
Chevy Chase Bank FSB	6.875	12/1/2013		90,000	82,800
Royal Bank of Scotland Group PLC 144A (a)	6.990	10/5/2049		200,000	180,006
Sovereign Bancorp (a)	3.031	3/23/2010		75,000	67,054

					700,494

Communications—2.1%
AT&T, Inc.	6.125	4/2/2015		100,000	155,850
AT&T, Inc.	6.400	5/15/2038		120,000	114,874
News America, Inc.	6.150	3/1/2037		210,000	193,350
Qwest Corp. (a)	6.026	6/15/2013		85,000	81,175
Telecom Italia Capital	6.999	6/4/2018		160,000	161,363
Time Warner Cable, Inc.	5.400	7/2/2012		60,000	59,394
Time Warner, Inc. (a)	2.915	11/13/2009		55,000	53,448
Verizon Communications	6.100	4/15/2018		30,000	29,783
Verizon Communications	6.900	4/15/2038		45,000	44,472

					893,709

Consumer Cyclical—0.5%
Wal-Mart Stores, Inc.	4.250	4/15/2013		225,000	223,740

Financial—7.9%
Block Financial LLC	7.875	1/15/2013		405,000	431,412
Boston Properties LP REIT	6.250	1/15/2013		85,000	86,565
Capmark Financial Group	5.875	5/10/2012		110,000	77,595
CIT Group, Inc.	4.750	8/15/2008		226,000	224,858
Citigroup, Inc.	5.300	10/17/2012		135,000	131,685
Countrywide Financial Corp. (a)	3.022	3/24/2009		240,000	230,478
ERAC USA Finance Co. 144A	5.300	11/15/2008		190,000	190,109
General Electric Capital Corp.	5.625	9/15/2017		400,000	391,172
Lincoln National Corp. (a)	7.000	5/17/2066		170,000	154,847

The accompanying notes are an integral part of the financial statements.

5

Mellon Institutional Funds Investment Trust Standish Mellon Global Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity	Par Value		Value ($) (Note 1A)

Financial (continued)
Metropolitan Life Global Funding I 144A	5.125	4/10/2013	USD	100,000	98,469
NYSE Euronext	4.800	6/28/2013		170,000	167,661
Pacific Life Global Funding 144A	5.150	4/15/2013		155,000	153,274
Pricoa Global Funding 144A	5.400	10/18/2012		205,000	204,648
Simon Property Group LP REIT	5.750	5/1/2012		165,000	164,996
SLM Corp.	4.000	1/15/2009		415,000	409,892
Sprint Capital Corp.	6.875	1/15/2028		130,000	108,225
Willis North America, Inc.	6.200	3/28/2017		100,000	88,364

					3,314,250

Health Care—0.2%
Coventry Health Care, Inc.	5.950	3/15/2017		85,000	73,926

Industrial—4.4%
Koninklijike KPN NV	8.000	10/1/2010		180,000	190,447
Kraft Foods, Inc.	6.875	2/1/2038		115,000	111,804
Mohawk Industries, Inc.	6.125	1/15/2016		170,000	162,522
Norfolk Southern Corp. 144A (b)	5.750	4/1/2018		40,000	39,368
Nordic Telecommunication Co. Holdings 144A	8.875	5/1/2016		90,000	88,200
Philip Morris International, Inc.	5.650	5/16/2018		125,000	121,495
Prologis Trust REIT	6.625	5/15/2018		160,000	157,609
Reed Elsevier Capital, Inc.	4.625	6/15/2012		320,000	306,928
Rogers Wireless, Inc.	7.500	3/15/2015		45,000	47,637
SabMiller PLC 144A (a)	2.998	7/1/2009		75,000	75,183
Steel Dynamics, Inc. 144A (b)	7.375	11/1/2012		60,000	60,000
Telefonica Emisiones SAU (a)	3.103	6/19/2009		235,000	233,679
Waste Management, Inc.	6.875	5/15/2009		100,000	101,973
WEA Finance LLC 144A	7.125	4/15/2018		140,000	143,514

					1,840,359

Public Utility—0.4%
E. ON International Finance BV 144A	5.800	4/30/2018		100,000	98,101
National Grid PLC	6.300	8/1/2016		75,000	75,098

					173,199

Services—0.2%
Delhaize Group	6.500	6/15/2017		75,000	75,654

Utilities—6.4%
Appalachian Power Co.	7.000	4/1/2038		165,000	163,285
Columbus Southern Power	6.050	5/1/2018		70,000	69,594
Consumers Energy Co.	5.375	4/15/2013		140,000	139,924
Dominion Resources, Inc.	6.400	6/15/2018		125,000	126,110
Duke Energy Carolinas	5.625	11/30/2012		96,000	98,778
Duke Energy Carolinas	6.050	4/15/2038		105,000	103,802
Enel Finance International 144A	5.700	1/15/2013		100,000	101,126
Entergy Louisiana LLC 144A	6.000	5/1/2018		125,000	121,964
Florida Power Corp.	6.350	9/15/2037		40,000	40,621
Florida Power Corp.	6.400	6/15/2038		115,000	116,801
Ipalco Enterprises, Inc. 144A	7.250	4/1/2016		60,000	59,100
Jersey Central Power & Light Co.	6.400	5/15/2036		82,000	76,156
Kentucky Power Co. 144A	6.000	9/15/2017		210,000	204,515
MidAmerican Energy Co.	5.300	3/15/2018		225,000	218,703
MidAmerican Energy Holdings Co.	6.500	9/15/2037		190,000	191,895

The accompanying notes are an integral part of the financial statements.

6

Mellon Institutional Funds Investment Trust Standish Mellon Global Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity	Par Value		Value ($) (Note 1A)

Utilities (continued)
Niagara Mohawk Power Corp.	7.750	10/1/2008	USD	75,000	75,635
Nisource Finance Corp.	6.400	3/15/2018		120,000	115,816
Potomac Electric Power Co.	6.500	11/15/2037		150,000	146,473
PSEG Power LLC	7.750	4/15/2011		90,000	95,899
Public Service Co. of Colorado	7.875	10/1/2012		85,000	94,796
Veolia Environnement	6.000	6/1/2018		125,000	124,713
Virginia Electric Power Co.	5.950	9/15/2017		205,000	206,016

					2,691,722

Total Corporate Bonds (Cost $10,135,961)					9,987,053

Municipal—0.4%
Tobacco Settlement Authority Michigan (b) (Cost $189,989)	7.309	6/1/2034		190,000	173,960

Sovereign Bonds—0.4%
Province of Ontario (Cost $184,417)	3.500	7/15/2013		185,000	179,128

Yankee Bonds—0.3%
Rio Tinto Finance USA Ltd. (Cost $129,569)	5.875	7/15/2013		130,000	130,721

Pass-Thru Securities—22.9%

Agency Pass - Thru Securities—19.8%
FGLMC (TBA) (c)	5.500	7/14/2038		1,920,000	1,891,200
FHLMC	6.000	9/1/2037		540,938	547,013
FNMA	5.500	1/1/2034		349,271	346,317
FNMA	5.000	1/1/2037		718,705	690,420
FNMA	5.000	2/1/2037		730,739	701,140
FNMA	5.000	3/1/2037		526,477	505,151
FNMA	6.000	2/1/2038		398,120	402,134
FNMA	5.500	3/1/2038		1,971,846	1,945,927
FNMA	5.500	3/1/2038		448,460	442,565
FNMA	5.500	3/1/2038		446,064	440,201
FNMA	6.000	3/1/2038		390,278	394,173

					8,306,241

Non-Agency Pass - Thru—3.1%
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A2	5.389	10/15/2038		201,146	202,230
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2	4.223	4/10/2040		210,000	209,099
Goldman Sachs Mortgage Securities Corp. 2007-EOP L 144A (a) (d)	3.750	3/20/2020		140,000	127,400
Impac Secured Assets Corp. 2006-2 2A1 (a)	2.833	8/25/2036		306,197	244,923
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2	4.960	7/12/2038		200,000	199,025
Morgan Stanley Capital I 2006-IQ12 A1	5.257	12/15/2043		114,914	114,445
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.380	10/15/2041		217,341	215,880

					1,313,002

Total Pass - Thru Securities (Cost $9,819,600)					9,619,243

U.S. Treasury Obligations—0.6%
U.S. Treasury Notes (e) (Cost $267,427)	3.875	2/15/2013		260,000	266,500

Foreign Denominated—36.0%

Canada—2.0%
Ontario Province	4.500	12/2/2012	CAD	825,000	825,008

The accompanying notes are an integral part of the financial statements.

7

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity	Par Value		Value ($) (Note 1A)

Euro—15.7%
Atlantia SpA EMTN (a)	5.316	6/9/2011	EUR	300,000	465,281
Bes Finance EMTN (a)	4.500	12/16/2023		95,000	116,140
BNP Paribas (a)	5.019	4/13/2049		50,000	65,763
Bundesobligation 144A	3.250	4/17/2009		510,000	794,481
Buoni Poliennali Del Tes	3.000	1/15/2010		685,000	1,048,882
Buoni Poliennali Del Tes	0.950	9/15/2010		273,880	421,270
Bundesrepublik Deutschland	3.750	7/4/2013		235,000	355,392
Carrefour SA EMTN	5.125	10/10/2014		50,000	76,337
DNB Nor Bank ASA EMTN (a)	5.057	5/30/2017		100,000	148,253
E.ON International Finance EMTN	5.500	10/2/2017		130,000	202,125
Finmeccanica SpA	4.875	3/24/2025		80,000	101,396
GE Capital European Funding EMTN (a)	4.980	5/4/2011		370,000	576,471
Holcim Finance Lux SA EMTN	4.375	6/23/2010		65,000	99,313
HSBC Capital Funding (a)	5.368	3/24/2049		75,000	104,031
HVB Funding Trust VIII (a)	7.055	3/28/2049		70,000	106,922
Koninkijke KPN	4.750	1/17/2017		75,000	104,182
Lehman Brothers Holdings EMTN	5.375	10/17/2012		50,000	70,014
MPS Capital Trust I (a)	7.990	2/7/2011		60,000	92,889
National Westminster Bank PLC EMTN (a)	6.625	10/5/2009		70,000	107,867
Netherlands Government Bond	4.000	1/15/2037		470,000	631,267
Societe Generale (a)	4.196	4/26/2049		80,000	99,543
Sogerim EMTN	7.500	4/20/2011		60,000	97,370
RBS Capital Trust (a)	6.467	6/30/2049		65,000	93,790
Repsol International Finance EMTN	4.625	10/8/2014		100,000	145,398
Schering-Plough	5.000	10/1/2010		50,000	76,517
Schering-Plough	5.375	10/1/2014		140,000	202,784
Telefonica Europe BV EMTN	5.125	2/14/2013		55,000	83,896
Veolia Environnement EMTN	4.875	5/28/2013		65,000	97,841

					6,585,415

Japan—5.6%
Development Bank of Japan	1.050	6/20/2023	JPY	27,000,000	221,905
Japan Government	1.100	12/10/2016		145,000,000	1,375,787
Japan Government	1.000	12/20/2012		36,000,000	337,609
Japan Government	1.900	9/20/2023		36,000,000	336,158
Japan Government	1.700	6/20/2033		10,000,000	81,998

					2,353,457

South Korea—0.4%
Export-Import Bank of Korea EMTN	5.750	5/22/2013	KRW	110,000	166,416

United Kingdom—12.3%
BAT International Finance PLC EMTN	6.375	12/12/2019	GBP	40,000	74,290
Northern Rock PLC EMTN (a)	5.625	1/13/2015		260,000	424,423
United Kingdom Gilt	4.250	3/7/2011		690,000	1,342,156
United Kingdom Gilt	8.000	9/27/2013		605,000	1,355,528
United Kingdom Gilt	5.000	9/7/2014		590,000	1,164,739
United Kingdom Gilt	4.000	9/7/2016		390,000	719,119
United Kingdom Gilt	4.250	6/7/2032		45,000	81,614

					5,161,869

Total Foreign Denominated (Cost $14,629,697)					15,092,165

TOTAL BONDS AND NOTES (Cost $38,667,542)					38,830,092

The accompanying notes are an integral part of the financial statements.

8

Mellon Institutional Funds Investment Trust Standish Mellon Global Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Shares	Value ($) (Note 1A)

CONVERTIBLE PREFERRED STOCKS—0.1%
FNMA 5.375% CVT Pfd (Cost $100,000)				1	60,000

				Par Value

SHORT-TERM INVESTMENTS—5.5%
Federal Agency Bond—4.8%
FNMA Discount Note (b) (e) (f) (Cost $1,998,512)	2.06%	7/14/2008	USD	2,000,000	1,998,512

U.S. Treasury Bill—0.7%
U.S. Treasury Bill (b) (f) (Cost $298,772)	1.86%	9/18/2008		300,000	298,772

Total Short Term Investments (Cost $2,297,284)					2,297,284

				Shares

INVESTMENT OF CASH COLLATERAL—2.2%
BlackRock Cash Strategies L.L.C. (d) (h) (Cost $928,683)				928,683	928,683

TOTAL UNAFFILIATED INVESTMENTS (Cost $41,993,509)					42,116,059

AFFILIATED INVESTMENTS—5.1%
Dreyfus Institutional Cash Advantage Fund (g) (h)				360,792	360,792
Dreyfus Institutional Preferred Plus Money Market Fund (g)				1,759,585	1,759,585

TOTAL AFFILIATED INVESTMENTS (Cost $2,120,377)					2,120,377

TOTAL INVESTMENTS—105.2% (Cost $44,113,886)					44,236,436

LIABILITIES IN EXCESS OF OTHER ASSETS—(5.2%)					(2,175,848)

NET ASSETS—100%					$42,060,588

The accompanying notes are an integral part of the financial statements.

9

Mellon Institutional Funds Investment Trust Standish Mellon Global Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Notes to Schedule of Investment:

144A—Securities exempt form registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,004,427 or 7.1% of net assets.

CAD—Canadian Dollar
CVT—Convertible
EMTN—Euro Medium term note
EUR—Euro
FGLMC—Federal Government Loan Mortgage Corporation
FHLMC—Federal Home Loan Mortgage Company
FNMA—Federal National Mortgage Association
GBP—British Pound
JPY—Japanese Yen
KRW—South Korean Won
PFD—Preferred
REIT—Real Estate Investment Trust
TBA—To be announced
USD—United States Dollar

(a) Variable Rate Security; rate indicated is as of June 30, 2008.

(b) Denotes all or part of security segregated as collateral for delayed delivery securities, futures and swap contracts.

(c) Delayed delivery security.

(d) Illiquid security. At period end, the value of these securities amounted to $1,056,083 or 2.5% of net assets.

(e) Security, or a portion of thereof, was on loan at June 30, 2008.

(f) Rate denoted is yield to maturity.

(g) Affiliated money market fund.

(h) Investment of security lending cash collateral.

At June 30, 2008, the Fund held the following futures contracts:

Contract	Position	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation/ (Depreciation) ($)

U.S. 2 Year Treasury Note (4 Contracts)	Long	9/30/2008	844,813	430
U.S. 5 Year Treasury Note (16 Contracts)	Long	9/30/2008	1,768,875	(6,288)
U.S. 10 Year Treasury Note (31 Contracts)	Short	9/19/2008	3,531,487	(3,212)
U.S. Long Bond CBT (9 Contracts)	Short	9/19/2008	1,040,344	(932)
EURO—Bobl (35 Contracts)	Long	9/8/2008	5,828,901	(88,773)
EURO—Bund (20 Contracts)	Long	9/8/2008	3,481,628	(49,334)
EURO—Schatz (6 Contracts)	Long	9/8/2008	966,603	(6,509)

				(154,618)

The accompanying notes are an integral part of the financial statements.

10

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

At June 30, 2008 the Fund held the following forward exchange contracts:

Contracts to Deliver	Local Principal Amount	Contract Value Date	Value at June 30, 2008 ($)	Amount to Receive ($)	Unrealized Appreciation/ (Depreciation) ($)

Brazilian Real	500,000	9/17/2008	305,660	305,810	150
Canadian Dollar	410,000	9/17/2008	401,672	403,833	2,161
Canadian Dollar	850,000	9/17/2008	832,735	831,711	(1,024)
China Renminbi	2,800,000	8/22/2008	409,495	405,738	(3,757)
China Renminbi	2,820,000	3/26/2009	423,054	444,795	21,741
Columbian Peso	177,000,000	7/9/2008	92,414	95,624	3,210
Columbian Peso	796,200,000	9/17/2008	410,187	460,231	50,044
Euro	105,223	7/1/2008	165,654	165,958	304
Euro	525,000	7/17/2008	825,795	803,901	(21,894)
Euro	120,000	9/17/2008	188,151	185,202	(2,949)
Euro	1,255,000	9/17/2008	1,967,750	1,940,004	(27,746)
Euro	3,288,000	9/17/2008	5,155,349	5,075,554	(79,795)
British Pounds	210,000	9/17/2008	415,687	409,555	(6,132)
British Pounds	2,435,000	9/17/2008	4,819,985	4,747,276	(72,709)
British Pounds	460,000	9/17/2008	910,552	896,853	(13,699)
British Pounds	400,000	9/17/2008	791,784	779,840	(11,944)
British Pounds	50,000	9/17/2008	98,973	96,413	(2,560)
Japanese Yen	29,700,000	9/17/2008	281,134	279,253	(1,881)
Japanese Yen	15,440,000	9/17/2008	146,152	144,978	(1,174)
Japanese Yen	194,310,000	9/17/2008	1,839,299	1,823,103	(16,196)
Japanese Yen	25,220,000	9/17/2008	238,728	234,655	(4,073)
Mexican Peso	4,270,000	9/17/2008	414,021	409,584	(4,437)
Malaysian Ringgit	1,320,000	3/26/2009	405,339	422,062	16,723
New Zealand Dollar	1,580,000	9/17/2008	1,187,284	1,173,814	(13,470)
Swedish Krona	30,000	9/17/2008	4,962	4,953	(9)

			22,731,816	22,540,700	(191,116)

Contracts to Receive	Local Principal Amount	Contract Value Date	Value at June 30, 2008 ($)	Amount to Deliver ($)	Unrealized Appreciation/ (Depreciation) ($)

Argentine Peso	320,000	7/10/2008	105,535	103,644	1,891
Australian Dollar	460,000	9/17/2008	436,212	436,186	26
Brazilian Real	170,000	7/10/2008	105,783	103,249	2,534
Brazilian Real	2,470,000	9/17/2008	1,509,959	1,483,483	26,476
Canadian Dollar	410,000	9/17/2008	401,672	402,359	(687)
China Renminbi	2,820,000	3/26/2009	423,054	431,787	(8,733)
Columbian Peso	177,000,000	7/9/2008	92,414	101,724	(9,310)
Columbian Peso	796,200,000	9/17/2008	410,187	445,551	(35,364)
Euro	525,000	7/17/2008	825,795	824,875	920
Euro	90,000	9/17/2008	141,114	138,779	2,335
Euro	100,000	9/17/2008	156,793	157,125	(332)
Japanese Yen	44,000,000	9/17/2008	416,495	410,123	6,372
Mexican Peso	4,270,000	9/17/2008	414,021	408,413	5,608
Malaysian Ringgit	1,310,000	8/22/2008	401,346	403,139	(1,793)
Malaysian Ringgit	660,000	9/17/2008	202,240	201,527	713
Malaysian Ringgit	1,320,000	3/26/2009	405,339	414,118	(8,779)
Russian Ruble	14,500,000	9/17/2008	617,014	612,073	4,941
Russian Ruble	12,000,000	9/17/2008	510,632	506,543	4,089
Saudi Arabia Riyal	630,000	6/16/2009	169,259	169,173	86
Saudi Arabia Riyal	910,000	6/16/2009	244,486	244,394	92
Turkish Lira	130,000	7/10/2008	105,843	103,710	2,133

			8,095,193	8,101,975	(6,782)

The accompanying notes are an integral part of the financial statements.

11

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

At June 30, 2008, the Fund held the following cross currency contracts:

Contracts to Deliver	Value at June 30, 2008 ($)	In Exchange For	Value at June 30, 2008 ($)	Contract Value Date	Unrealized Appreciation (Depreciation) ($)

Euro	103,586	Hungary Forint	107,150	7/10/2008	3,564
Euro	415,459	Norwegian Krone	414,851	9/17/2008	(608)
New Zealand Dollar	353,179	Australian Dollar	353,907	9/17/2008	728

	872,224		875,908		3,684

At June 30, 2008, the Fund held the following open swap agreements:

Credit Default Swaps: Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)

Citibank	CIT Group, 7.75%, 4/2/2012	Sell	14.500	9/20/2008	410,000 USD	6,164
Deutsche Bank	Johnson Controls, 7.125%, 7/15/2017	Buy	(0.980)	9/20/2013	410,000 USD	2,235
Deutsche Bank	OTE PLC, 5%, 8/5/2013	Buy	(0.675)	9/20/2013	410,000 USD	2,696
Deutsche Bank	Reed Elsevier Capital, 4.625%, 6/15/2012	Buy	(0.960)	6/20/2012	320,000 USD	(4,053)
Deutsche Bank	Romania, 8.5%, 5/8/2012	Buy	(1.700)	7/20/2013	220,000 USD	1,586
Deutsche Bank	Dow Jones CDX.NA.IG.9 Index	Buy	(2.650)	6/20/2013	820,000 USD	4,023
Goldman, Sachs & Co.	Capital One Financial, 6.25%, 11/15/2013	Buy	(3.300)	6/20/2013	63,000 USD	1,968
Goldman, Sachs & Co.	Dow Jones CDX.NA.IG.10 Index	Buy	(5.000)	6/20/2013	810,000 USD	15,004
JPMorgan	Republic of Bulgaria, 8.25%, 1/15/2015	Buy	(1.490)	7/20/2013	220,000 USD	925
JPMorgan	BorgWarner Inc., 6.5%, 2/15/2009	Buy	(0.620)	9/20/2013	270,000 USD	1,901
JPMorgan	BorgWarner Inc., 6.5%, 2/15/2009	Buy	(0.680)	9/20/2013	140,000 USD	598
JPMorgan	Capital One Financial, 6.25%, 11/15/2013	Buy	(2.350)	12/20/2012	107,000 USD	7,633
JPMorgan	Republic of Estonia, 5%, 6/26/2007	Buy	(1.330)	7/20/2013	220,000 USD	450
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(1.900)	9/20/2012	360,000 USD	(13,300)
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(2.250)	12/20/2012	10,000 USD	(534)
JPMorgan	Republic of Latvia, 4.25%, 4/2/2014	Buy	(2.020)	7/20/2013	220,000 USD	415
JPMorgan	Russian Federation, 7.5%, 3/31/2030	Sell	0.670	8/20/2012	210,000 USD	(2,236)
JPMorgan	Russian Federation, 7.5%, 3/31/2030	Sell	0.800	8/20/2012	380,000 USD	(2,002)
Lehman Brothers	Dow Jones CDX.NA.IG.10 Index	Buy	(5.000)	6/20/2013	820,000 USD	24,186
Morgan Stanley	Block Financial, 5.125%, 10/30/2014	Buy	(2.325)	12/20/2012	40,000 USD	(2,259)
Morgan Stanley	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.880)	6/20/2013	140,000 USD	1,908
Morgan Stanley	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.750)	6/20/2013	65,000 USD	1,239

						48,547

Interest Rate Swaps: Counterparty	Reference Entity	Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation) ($)

Barclays	NZD—3 Month LIBOR	Pay	7.5800	5/1/2013	1,225,000 NZD	3,231
JPMorgan	USD—3 Month Libor	Pay	4.8975	8/24/2009	5,820,000 USD	197,647
JPMorgan	EUR—6 Month EURIBOR	Receive	(4.1595)	1/19/2012	1,230,000 EUR	69,073
JPMorgan	GBP—6 Month LIBOR	Pay	5.0300	4/4/2013	450,000 GBP	(40,243)
JPMorgan	GBP—6 Month LIBOR	Pay	6.3000	6/18/2011	1,410,000 GBP	6,279
JPMorgan	JPY—6 Month YENIBOR	Pay	1.3600	1/19/2012	219,000,000 JPY	4,767
JPMorgan	MYR—6 Month KILBOR	Pay	4.1600	10/31/2011	838,925 MYR	(6,585)
JPMorgan	NZD—3 Month LIBOR	Pay	8.0475	6/21/2012	500,000 NZD	6,878
Morgan Stanley	NZD—3 Month LIBOR	Pay	7.8750	5/18/2010	2,850,000 NZD	1,441
UBS AG	JPY—6 Month YENIBOR	Pay	2.5125	6/6/2016	142,000,000 JPY	49,922

						292,410

The accompanying notes are an integral part of the financial statements.

12

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

At June 30, 2008, the Fund held the following open forward agreement on swaption:

Counterparty	Description	Expiration Date	Notional Amount	Unrealized (Depreciation) ($)

Lehman Brothers	OTC contract to purchase a 2 year expiration straddle (call and put) on a USD 10 Year Fixed/Floating interest rate swap on 10/10/2008 for a premium of 8.79% of notional. The option strikes will be determined on the expiration date of the foward agreement, 10/8/08, using the 10 Year USD interest rate swap rate, 6 month forward.	10/8/2010	850,000 USD	(1,296)

At June 30, 2008, the country allocation was as follows:

Country Allocation	Percentage of Investments

U.S.	63.9%
U.K.	14.0
Euro	13.5
Japan	5.3
Canada	2.3
Korea	0.4
Norway	0.3
Australia	0.3

100.0%

The accompanying notes are an integral part of the financial statements.

13

Mellon Institutional Funds Investment Trust Standish Mellon Global Fixed Income Fund

Statement of Assets and Liabilities June 30, 2008 (Unaudited)

Assets
Investment in securities:
Unaffiliated issuers, at value (Note 1A) (cost $41,993,509)		$42,116,059
Affiliated issuers, at value (Note 1A) (cost $2,120,377) (Note1H)		2,120,377
Cash		108,352
Foreign currency, at value (cost $322,156)		325,986
Receivable for investments sold		805,991
Unrealized appreciation on swap contracts (Note 6)		412,169
Interest and dividends receivable		401,893
Unrealized appreciation on forward foreign currency exchange contracts (Note 6)		156,841
Swap premiums paid (Note 6)		46,999
Prepaid expenses		5,314

Total assets		46,499,981
Liabilities
Payable for investments purchased	$2,613,742
Payable for securities lending collateral investment (Note 8)	1,289,475
Payable for variation margin on open futures contracts (Note 6)	64,398
Unrealized depreciation on forward foreign currency exchange contracts (Note 6)	351,055
Unrealized depreciation on swap contracts (Note 6)	71,212
Unrealized depreciation on forward agreement on swaptions (Note 6)	1,296
Accrued professional fees	28,119
Accrued accounting, administration, custody fees and transfer agent fees (Note 2)	17,954
Accrued trustees’ fees expenses (Note 2)	1,193
Accrued chief compliance officer fees (Note 2)	467
Other accrued expenses and liabilities	482

Total liabilities		4,439,393

Net Assets		$42,060,588

Net Assets consist of:
Paid-in capital		$47,657,287
Accumulated net realized (loss)		(5,793,284)
Undistributed net investment income		77,828
Net unrealized appreciation		118,757

Total Net Assets		$42,060,588

Shares of beneficial interest outstanding		2,252,868

Net Asset Value, offering and redemption price per share (Net Assets/Shares outstanding)		$18.67

The accompanying notes are an integral part of the financial statements.

14

Mellon Institutional Funds Investment Trust Standish Mellon Global Fixed Income Fund

Statement of Operations For the Six Months Ended June 30, 2008

Investment Income (Note 1B)
Interest income (net of foreign withholding taxes $1,046)		$1,079,119
Security lending income (Note 8)		16,000
Dividend income from affiliated investments (Note 1H)		9,932
Dividend income		2,688

Total investment income		1,107,739
Expenses
Investment advisory fee (Note 2)	$83,169
Professional fees	75,613
Accounting, administration, custody and transfer agent fees (Note 2)	63,606
Registration fees	10,332
Trustees’ fees and expenses (Note 2)	3,222
Insurance expense	1,438
Administrative service fees (Note 2)	124
Miscellaneous expenses	9,456

Total expenses	246,960
Deduct:
Waiver of investment advisory fee (Note 2)	(83,169)
Reimbursement of Fund operating expenses (Note 2)	(28,641)

Total expense deductions	(111,810)
Net expenses		135,150

Net investment income		972,589

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(128,800)
Financial futures transactions	(228,152)
Written options transactions	3,880
Foreign currency transactions and forward foreign currency exchange transactions	635,070
Swap transactions	265,787

Net realized gain (loss)		547,785
Change in unrealized appreciation (depreciation) on:
Investments	(448,740)
Financial futures contracts	(59,028)
Foreign currency translation and forward foreign currency exchange contracts	(410,016)
Swap contracts	78,604

Change in net unrealized appreciation (depreciation)		(839,180)

Net realized and unrealized gain (loss) on investments		(291,395)

Net Increase in Net Assets from Operations		$681,194

The accompanying notes are an integral part of the financial statements.

15

Mellon Institutional Funds Investment Trust Standish Mellon Global Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

Increase (Decrease) in Net Assets:

From Operations
Net investment income	$972,589	$1,833,680
Net realized gain (loss)	547,785	(267,185)
Change in net unrealized appreciation (depreciation)	(839,180)	144,713

Net increase (decrease) in net assets from investment operations	681,194	1,711,208

Distributions to Shareholders (Note 1C)
From net investment income	(840,594)	(1,391,614)

Total distributions to shareholders	(840,594)	(1,391,614)

Fund Share Transactions (Note 4)
Net proceeds from sale of shares	1,410,000	1,458,439
Value of shares issued to shareholders in reinvestment of distributions	720,369	1,231,978
Cost of shares redeemed	(743,134)	(3,837,183)

Net increase (decrease) in net assets from Fund share transactions	1,387,235	(1,146,766)

Total Increase (Decrease) in Net Assets	1,227,835	(827,172)

Net Assets
At beginning of period	40,832,753	41,659,925

At end of period [including undistributed net investment income and distributions in excess of net investment income of $77,828 and $54,167, respectively]	$42,060,588	$40,832,753

The accompanying notes are an integral part of the financial statements.

16

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Financial Highlights

	For the Six Months Ended June 30, 2008 (Unaudited)
			Year Ended December 31,

			2007		2006		2005		2004		2003

Net Asset Value, Beginning of Period	$18.73		$18.60		$18.28		$19.64		$20.67		$19.43

From Operations:
Net investment income* (a)	0.45		0.85		0.70		0.75		0.83		0.75
Net realized and unrealized gain (loss) on investments		(0.13)	(0.06	)(b)	0.22		(0.04)		0.20		0.49

Total from investment operations	0.32		0.79		0.92		0.71		1.03		1.24

Less Distributions to Shareholders:
From net investment income		(0.38)	(0.66)		(0.60)		(2.07)		(2.06)		—

Total distributions to shareholders		(0.38)	(0.66)		(0.60)		(2.07)		(2.06)		—

Net Asset Value, End of Period	$18.67		$18.73		$18.60		$18.28		$19.64		$20.67

Total Return (c)	1.71	%(d)	4.30%		5.09%		3.64%		4.98%		6.38%
Ratios/Supplemental Data:
Expenses (to average daily net assets)*	0.65	%(e)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65	%(f)	0.65	%(f)
Net Investment Income (to average daily net assets)*	4.68	%(e)	4.54%		3.79%		3.75%		3.86%		3.74%
Portfolio Turnover (g)
Inclusive	110	%(d)	274	%(h)	152	%(h)	181	%(h)	166	%(h)	222	%(h)
Exclusive	60	%(d)	128%		122%		167%		130%		—
Net Assets, End of Period (000’s omitted)	$42,061		$40,833		$41,660		$70,168		$72,241		$146,186

*

The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:

Net investment income per share (a)	$0.40		$0.80		$0.67		$0.73		$0.83		$0.74
Ratios (to average daily net assets):
Expenses	1.19	%(e)	0.91	%(f)	0.81	%(f)	0.77	%(f)	0.68	%(f)	0.70	%(f)
Net investment income	4.14	%(e)	4.28%		3.64%		3.63%		3.83%		3.69%

(a)	Calculated based on average shares outstanding.

(b)	Amounts include litigation proceeds received by the Fund of $0.01 for the year ended December 31, 2007.

(c)	Total return would have been lower in the absence of expense waivers.

(d)	Not annualized.

(e)	Computed on an annualized basis.

(f)	Includes the Fund’s share of the The Standish Mellon Global Fixed Income Portfolio’s (the “Portfolio”) allocated expenses.

(g)	Beginning in 2004, the portfolio turnover rate is presented inclusive and exclusive of the effect of rolling forward purchase commitments.

(h)

On October 25, 2007, the Fund, which owned approximately 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio’s securties and cash in excahnge for its interests in the Portfolio. Effective October 26, 2007, the Fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents investment activity of both the Fund and the Portfolio for the year. The amounts shown for 2003-2006 are the ratios for the Portfolio.

The accompanying notes are an integral part of the financial statements.

17

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Notes to Financial Statements (Unaudited)

(1)	Organization and Significant Accounting Policies:

Mellon Institutional Funds Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Fund (the “Fund”) is a separate non-diversified investment series of the Trust.

The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar and non-U.S. dollar denominated fixed income securities of governments and companies located in various countries, including emerging markets.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Investment security valuations

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund’s assets that are invested in one or more open-end regulated investment companies (“RICs”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties, or pricing services.

Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

Reduced investor demand for mortgage loans and mortgage-related securities resulting from delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) and related market events have negatively impacted the performance and market value of certain mortgage-related investments and other fixed income securities, and increased investor yield requirements. This in turn has resulted in limited liquidity in the secondary market for such securities, adversely affecting the market value of mortgage-related securities and resulting in higher than usual volatility in the credit markets generally. It is possible that such limited liquidity in the secondary market for mortgage-related securities, and the related credit market volatility, could continue or worsen. To the extent that the market for securities in the Fund’s portfolio becomes illiquid, the Fund might realize upon sale of an affected holding substantially less than the amount at which the Fund had previously been valuing the security in calculating its net asset value, and the Fund may incur substantial losses as a result.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund’s investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Notes to Financial Statements (Unaudited)

          The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at fair           value:

Valuation Inputs	Investments in Securities ($	)	Other Financial Instruments ($ )†

Level 1—Quoted Prices	2,120,377		(154,618)
Level 2—Other Significant Observable Inputs	41,187,376		145,447
Level 3—Significant Unobservable Inputs	928,683		0
Total	44,236,436		(9,171)

†

Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

          The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine           fair value:

	Investments in Securities ($	)

Balance as of 12/31/2007	1,657,140
Realized gain (loss)	0
Change in unrealized appreciation	(728,457)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of 6/30/2008	928,683

B. Securities transactions and income

Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

C. Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund’s distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to wash sales, post-October losses, amortization of swap premium, timing of recognition of realized and unrealized appreciation and depreciation on futures contracts and differing treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

19

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Notes to Financial Statements (Unaudited)

Section 988 of the Internal Revenue Code (“Code”) provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

D. Foreign currency transactions

The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

E. Foreign investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

F. Commitments and contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

G. Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H. Affiliated issuers

Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC (“Standish”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), or its affiliates.

I. New Accounting Requirements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)	Investment Advisory Fee and Other Transactions with Affiliates:

The investment advisory fee paid to Standish for overall investment advisory, administrative services, and general office facilities is payable monthly at the annual rate of 0.40% of the Fund’s average daily net assets. Standish voluntarily agreed to limit the total annual operating expenses of the Fund (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65% of the Fund’s average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2008, Standish voluntarily waived its investment advisory fee in the amount of $83,169 and reimbursed $28,641 of the Fund’s operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish at any time.

20

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Notes to Financial Statements (Unaudited)

The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Standish, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $4,993, for the six months ended June 30, 2008.

The Trust entered into an agreement with Mellon Bank, N.A. (“Mellon Bank”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Standish, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $58,613 for the six months ended June 30, 2008.

The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund’s lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $8,048 for the six months ended June 30, 2008. See Note 8 for further details.

As part of a multi-step reorganization of BNY Mellon’s bank and trust company subsidiaries, which included a series of statutory mergers of several bank and trust company subsidiaries and a statutory division of Mellon Bank (the “Reorganization”), all of Mellon Bank’s rights and obligations under the Custody, Administration and Accounting Services Agreement, dated October 1, 2003, and the Securities Lending Authorization, dated October 20, 2003, each between Mellon Bank and the Trust, transferred to The Bank of New York Mellon by operation of law effective July 1, 2008. There have been no changes to the terms of these agreements.

The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $183 for the six months ended June 30, 2008, which amount is included in miscellaneous expenses on the Statement of Operations. See Note 9 for further details.

The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust’s Chief Compliance Officer. For the six months ended June 30, 2008, the Fund was charged $3,096, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $1,150, which amount is included in miscellaneous expenses in the Statement of Operations, for the six months ended June 30, 2008.

The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund’s average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor’s promotional efforts. For the six months ended June 30, 2008, the Fund was charged $124 for fees payable to BNY Mellon Private Wealth Management.

MBSC Securities Corporation (“MBSC”), a wholly-owned subsidiary of BNY Mellon and affiliate of Standish, is the distributor of the Fund’s shares.

(3)	Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2008 were as follows:

	Purchases	Sales

U.S. Government Securities	$34,421,420	$35,747,379

Non-U.S. Government Securities	$9,026,129	$7,802,262

21

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Notes to Financial Statements (Unaudited)

(4)	Shares of Beneficial Interest:

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

Shares sold	73,475	77,048
Shares issued to shareholders in reinvestment of distributions	38,363	66,120
Shares redeemed	(38,776)	(203,625)

Net increase (decrease)	73,062	(60,457)

At June 30, 2008, two shareholders of record, in the aggregate held approximately 92% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund. A significant redemption by such shareholders could result in illiquid or less liquid investments comprising a larger portion of the Fund’s portfolio.

The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2008, the Fund did not assess any redemption fees.

(5)	Federal Taxes:

Each year, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

During the current year, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2008, as computed on a federal income tax basis, were as follows:

Cost for federal income tax purposes	$44,113,886

Gross unrealized appreciation	$774,383
Gross unrealized depreciation	(651,833)

Net unrealized appreciation (depreciation)	$122,550

(6)	Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Fund may trade the following financial instruments with off-balance sheet risk:

22

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Notes to Financial Statements (Unaudited)

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract’s exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract’s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers including counterparties.

For the six months ended June 30, 2008, the Fund entered into the following transactions:

Written Call Option Transactions	Notional Amount	Premiums

Outstanding, beginning of year	$0	$0
Options written	18,000	3,880
Options expired	(18,000)	(3,880)

Outstanding, period end	$0	$—

At June 30, 2008, the Fund held options. See Schedule of Investments for further details.

Futures contracts

The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund’s exposure to the underlying instrument, while selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At June 30, 2008, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

23

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Notes to Financial Statements (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer’s default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gains and losses in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gains and losses. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

At June 30, 2008, the Fund held open swap agreements. See the Schedule of Investments for further details.

(7)	Delayed Delivery Transactions:

The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

The Fund may enter into to be announced (“TBA”) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment security valuations” above.

The Fund may enter into TBA sale commitments to hedge its Fund positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as “cover” for the transaction.

At June 30, 2008, the Fund held delayed delivery securities. See the Schedule of Investment for further details.

24

Mellon Institutional Funds Investment Trust
Standish Mellon Global Fixed Income Fund

Notes to Financial Statements (Unaudited)

(8)	Security Lending:

The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund’s obligations due on the loans.

Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the “BlackRock Fund”), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund’s portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the “Dreyfus Fund”), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through June, 30, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund’s investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of June, 30, 2008.

The Fund loaned securities during the six months ended June 30, 2008 and earned interest on the invested collateral of $76,155 of which $60,155 was rebated to borrowers or paid in fees. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(9)	Line of Credit:

On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. For the six months ended June 30, 2008, the Fund had average borrowings outstanding of $90,400 for a total of five days and incurred interest expense of $36. At June, 30, 2008, the Fund did not have an outstanding loan balance.

25

Trustees and Officers (Unaudited)

The following table lists the Trust’s trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies; and total remuneration paid as of the period ended June 30, 2008. The Fund’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

Name (Age) Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Trustee Remuneration (period ended June 30, 2008)

Samuel C. Fleming (67) 61 Meadowbrook Road Weston, MA 02493 9/30/40	Trustee	Trustee since 11/3/1986	Chairman Emeritus, Decision Resources, Inc. (“DRI”) (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI	17	None	Fund: $739

Benjamin M. Friedman (63) c/o Harvard University Littauer Center 127 Cambridge, MA 02138 8/5/44	Trustee	Trustee since 9/13/1989	William Joseph Maier, Professor of Political Economy, Harvard University	17	None	Fund: $739

John H. Hewitt (73) P.O. Box 2333 New London, NH 03257 4/11/35	Trustee	Trustee since 11/3/1986	Trustee, Mertens House, Inc. (hospice)	17	None	Fund: $739

Caleb Loring III (64) c/o Essex Street Associates P.O. Box 5600 Beverly, MA 01915 11/14/43	Trustee	Trustee since 11/3/1986	Trustee, Essex Street Associates (family investment trust office)	17	None	Fund: $778

Interested Trustee

J. David Officer (59) The Dreyfus Corporation 200 Park Ave., 55th Fl. New York, NY 10166 8/24/48	Trustee (Chairman), President and Chief Executive Officer	Since 2008	Director, Vice Chairman and Chief Operating Officer of The Dreyfus Corporation; Executive Vice President of The Bank of New York Mellon Corporation; and Director and President of MBSC Securities Corporation	17	None	Fund: $0

*	Each trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

26

Principal Officers who are Not Trustees

Name (Age) Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Steven M. Anderson (42) BNY Mellon Asset Management One Boston Place Boston, MA 02108 7/14/65	Vice President, Treasurer and Chief Financial Officer	Vice President since 1999; Treasurer and CFO since 2002	Vice President and Mutual Funds Controller, BNY Mellon Asset Management; formerly Assistant Vice President and Mutual Funds Controller, Standish Mellon Asset Management Company, LLC

Denise B. Kneeland (56) BNY Mellon Asset Management One Boston Place Boston, MA 02108 8/19/51	Assistant Vice President and Secretary	Assistant Vice President since 1996; Secretary since 2007	First Vice President and Manager, Mutual Funds Operations, BNY Mellon Asset Management; formerly Vice President and Manager, Mutual Fund Operations, Standish Mellon Asset Management Company, LLC

Janelle E. Belcher (50) Founders Asset Management, LLC 210 University Boulevard Suite 800 Denver, CO 80206 4/11/58	Chief Compliance Officer	Since 2008	Vice President – Compliance, Founders Asset Management, LLC (“Founders”), Chief Compliance Officer, Founders, Dreyfus Founders Funds, Inc., and Mellon Optima L/S Strategy Fund, LLC

27

MELLON INSTITUTIONAL FUNDS
One Boston Place Boston, MA 02108-4408 800.221.4795 www.melloninstitutionalfunds.com

6934SA0608

MELLON INSTITUTIONAL FUNDS

Semiannual Report	Standish Mellon
International Fixed Income Fund

June 30, 2008 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund’s portfolio holdings, view the most recent quarterly holdings report, semi-annual report or annual report on the Fund’s web site at http://www.melloninstitutionalfunds.com.

To view the Fund’s proxy voting guidelines and proxy voting record for the 12-month period ended June 30 visit http://www.melloninstitutionalfunds.com or the SEC’s web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period† January 1, 2008 to June 30, 2008

Actual	$1,000.00	$1,006.70	$3.89
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.98	$3.92

†	Expenses are equal to the Fund’s annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Portfolio Information as of June 30, 2008 (Unaudited)

The Fund is actively managed. Current holdings may be different than those presented below.

Summary of Combined Ratings	Percentage of Investments

Quality Breakdown

AAA	52.6%
AA	23.8
A	11.0
BBB	11.7
BB	0.7
B	0.2

Total	100.0%

Based on ratings from Standard & Poor’s and/or Moody’s Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higher rating category.

Top Ten Holdings*	Rate	Maturity	Percentage of Investments

Japan Government	1.100%	12/10/2016	5.7%
Deutsche Republic	4.750	7/4/2034	4.9
Development Bank of Japan	1.700	9/20/2022	4.9
Buoni Poliennali Del Tes	3.000	1/15/2010	4.2
United Kingdom Gilt	8.000	9/27/2013	3.7
Swedish Government	5.250	3/15/2011	3.6
Ontario Province	4.500	12/2/2012	3.4
Deutsche Republic	4.500	1/4/2013	3.2
United Kingdom Gilt	5.000	3/7/2012	3.0
United Kingdom Gilt	4.750	6/7/2010	2.7

			39.3%

*	Excluding short-term investments and investment of cash collateral.

Economic Sector Allocation	Percentage of Investments

ABS/CMBS/CMO	3.8%
Corporate	35.7
Government/Agency	57.0
Mortgage Pass Thru	2.7
Cash & Equivalents	0.8

100.0%

4

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

UNAFFILIATED INVESTMENTS—95.7%

BONDS AND NOTES—94.5%

Asset Backed—0.3%
Residential Asset Mortgage Products, Inc. 2006-RS4 A2 (a) (Cost $303,875)	2.593	7/25/2036	USD	325,000	313,621

Collateralized Mortgage Obligations—3.3%
GNMA 2004-23 B	2.946	3/16/2019		462,895	455,908
GNMA 2005-76 A	3.963	5/16/2030		541,633	535,075
GNMA 2005-79 A	3.998	10/16/2033		482,884	479,511
GNMA 2006-67 A	3.947	10/6/2011		929,307	918,533
GNMA 2006-68 A	3.888	7/16/2026		459,292	454,303
GNMA 2007-34 A	4.272	11/16/2026		383,174	382,223

Total Collateralized Mortgage Obligations (Cost $3,174,546)					3,225,553

Corporate—19.1%

Banking—1.1%
Bank of America Capital Trust XIII (a)	3.176	3/15/2049		330,000	249,067
Chevy Chase Bank FSB	6.875	12/1/2013		105,000	96,600
Citigroup, Inc.	5.300	10/17/2012		340,000	331,652
Royal Bank of Scotland Group PLC 144A (a)	6.990	10/5/2049		220,000	198,006
Sovereign Bancorp (a)	3.031	3/23/2010		200,000	178,811

					1,054,136

Communications—1.4%
AT&T, Inc.	6.400	5/15/2038		280,000	268,039
News America, Inc.	6.150	3/1/2037		270,000	248,592
Qwest Corp. (a)	6.026	6/15/2013		170,000	162,350
Telecom Italia Capital	6.999	6/4/2018		370,000	373,152
Time Warner Cable, Inc.	5.400	7/2/2012		155,000	153,434
Verizon Communications, Inc.	6.100	4/15/2018		75,000	74,458
Verizon Communications, Inc.	6.900	4/15/2038		100,000	98,827

					1,378,852

Consumer Cyclical—0.5%
Wal-Mart Stores, Inc.	4.250	4/15/2013		525,000	522,061

Financial—7.6%
Barclays Bank PLC 144A (a)	7.700	4/25/2049		615,000	626,753
Block Financial LLC	7.875	1/15/2013		995,000	1,059,888
Capmark Financial Group	5.875	5/10/2012		250,000	176,353
CIT Group, Inc.	4.750	8/15/2008		538,000	535,282
Countrywide Financial Corp. (a)	3.022	3/24/2009		570,000	547,384
ERAC USA Finance Co. 144A	5.300	11/15/2008		490,000	490,281
General Electric Capital Corp. (b)	5.625	9/15/2017		1,020,000	997,489
Metropolitan Life Global Funding I 144A	5.125	4/10/2013		300,000	295,406
NYSE Euronext	4.800	6/28/2013		400,000	394,496
Pacific Life Global Funding 144A	5.150	4/15/2013		370,000	365,879
Pricoa Global Funding 144A	5.400	10/18/2012		515,000	514,117
Sprint Capital Corp.	6.875	1/15/2028		310,000	258,075
SLM Corp.	4.000	1/15/2009		1,010,000	997,569
Willis North America, Inc.	6.200	3/28/2017		235,000	207,657

					7,466,629

The accompanying notes are an integral part of the financial statements.

5

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Health Care—0.2%
Coventry Health Care, Inc.	5.950	3/15/2017	USD	195,000	169,594

Industrial—3.3%
Kraft Foods, Inc.	6.875	2/1/2038		285,000	277,078
Nordic Telecommunication Co. Holdings 144A	8.875	5/1/2016		210,000	205,800
Norfolk Southern Corp. 144A (c)	5.750	4/1/2018		100,000	98,419
Philip Morris International, Inc.	5.650	5/16/2018		290,000	281,869
Prologis Trust REIT	6.625	5/15/2018		130,000	128,058
Reed Elsevier Capital, Inc.	4.625	6/15/2012		770,000	738,546
Rogers Wireless, Inc.	7.500	3/15/2015		255,000	269,941
SabMiller PLC 144A (a)	2.998	7/1/2009		200,000	200,488
Steel Dynamics, Inc. 144A (c)	7.375	11/1/2012		155,000	155,000
Telefonica Emisiones SAU (a)	3.103	6/19/2009		560,000	556,851
WEA Finance LLC 144A	7.125	4/15/2018		345,000	353,659

					3,265,709

Public Utility—0.4%
E. ON International Finance BV 144A	5.800	4/30/2018		240,000	235,442
National Grid PLC	6.300	8/1/2016		195,000	195,256

					430,698

Services—0.2%
Delhaize Group	6.500	6/15/2017		200,000	201,744

Utilities—4.4%
Appalachian Power Co.	7.000	4/1/2038		395,000	390,895
Dominion Resources, Inc.	6.400	6/15/2018		285,000	287,532
Duke Energy Carolinas	6.050	4/15/2038		250,000	247,148
Enel Finance International 144A	5.700	1/15/2013		190,000	192,139
Entergy Louisiana LLC 144A	6.000	5/1/2018		305,000	297,593
Florida Power Corp.	6.400	6/15/2038		265,000	269,149
Ipalco Enterprises, Inc. 144A	7.250	4/1/2016		140,000	137,900
Kentucky Power Co. 144A	6.000	9/15/2017		540,000	525,897
MidAmerican Energy Co.	5.300	3/15/2018		550,000	534,607
MidAmerican Energy Holdings Co.	6.500	9/15/2037		250,000	252,493
Nisource Finance Corp. (a)	3.208	11/23/2009		200,000	194,427
Potomac Electric Power Co.	6.500	11/15/2037		365,000	356,417
Veolia Environnement	6.000	6/1/2018		300,000	299,311
Virginia Electric Power Co.	5.950	9/15/2017		280,000	281,388

					4,266,896

Total Corporate Bonds (Cost $19,007,198)					18,756,319

Yankee Bond—0.3%
Rio Tinto Finance USA Ltd. (Cost $299,007)	5.875	7/15/2013		300,000	301,663

Foreign Denominated—68.9%
Canada—3.2%
Ontario Province	4.500	12/2/2012	CAD	3,170,000	3,170,031

Euro—26.3%
Atlantia SpA EMTN (a)	5.316	6/9/2011	EUR	500,000	775,468
AT&T, Inc.	6.125	4/2/2015		200,000	311,700
BNP Paribas (a)	5.019	4/13/2049		200,000	263,051
Buoni Poliennali Del Tes	3.000	1/15/2010		2,555,000	3,912,252
Buoni Poliennali Del Tes	0.950	9/15/2010		629,924	968,922
Bundesobligation 144A	3.250	4/17/2009		1,215,000	1,892,734

The accompanying notes are an integral part of the financial statements.

6

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Euro (continued)
Carrefour SA EMTN	5.125	10/10/2014	EUR	200,000	305,350
Citigroup, Inc. EMTN (a)	5.014	6/3/2011		675,000	1,024,953
BES Finance Ltd. EMTN (a)	4.500	12/16/2023		180,000	220,054
Deutsche Bundesrepublik	5.000	7/4/2011		1,580,000	2,509,194
Deutsche Bundesrepublik	4.250	1/4/2014		360,000	555,794
Deutsche Bundesrepublik	3.500	1/4/2016		140,000	204,720
Deutsche Cap Trust IV (a)	5.330	9/29/2049		290,000	404,640
Deutsche Republic	4.500	1/4/2013		1,895,000	2,956,816
Deutsche Republic	4.750	7/4/2034		2,995,000	4,584,808
DNB Nor Bank ASA EMTN (a)	5.057	5/30/2017		250,000	370,633
E.ON International Finance EMTN	5.500	10/2/2017		335,000	520,861
Export-Import Bank of Korea EMTN	5.750	5/22/2013		255,000	385,782
HSBC Capital Funding LP (a)	5.369	3/24/2049		175,000	242,739
HVB Funding Trust VIII (a)	7.055	3/28/2049		160,000	244,392
Koninklijke KPN	4.750	1/17/2017		175,000	243,091
MPS Capital Trust I (a)	7.990	2/7/2011		550,000	851,485
Repsol International Finance EMTN	4.625	10/8/2014		255,000	370,765
RBS Capital Trust (a)	6.467	6/30/2049		170,000	245,297
Schering-Plough Corp.	5.000	10/1/2010		85,000	130,079
Schering-Plough Corp.	5.375	10/1/2014		350,000	506,961
Sogerim EMTN	7.500	4/20/2011		195,000	316,451
Societe Generale (a)	4.196	1/26/2049		190,000	236,414
Telefonica Europe BV EMTN	5.125	2/14/2013		145,000	221,179

					25,776,585

Japan—18.4%
Development Bank of Japan	1.600	6/20/2014	JPY	160,000,000	1,527,161
Development Bank of Japan	1.700	9/20/2022		499,000,000	4,532,788
Development Bank of Japan	1.050	6/20/2023		65,000,000	534,215
Japan Finance Corp.	1.350	11/26/2013		70,000,000	663,713
Japan Government	1.000	12/20/2012		126,000,000	1,181,631
Japan Government	1.100	12/10/2016		558,000,000	5,294,406
Japan Government	1.900	9/20/2023		126,000,000	1,176,552
Japan Government	1.700	6/20/2033		57,000,000	467,387
European Investment Bank	1.400	6/20/2017		185,700,000	1,717,477
European Investment Bank	1.900	1/26/2026		110,000,000	986,375

					18,081,705

Sweden—3.4%
Swedish Government	5.250	3/15/2011	SEK	19,700,000	3,313,444

United Kingdom—17.6%
BAT International Finance PLC EMTN	6.375	12/12/2019	GBP	155,000	287,875
Northern Rock PLC EMTN (a)	5.625	1/13/2015		635,000	1,036,572
Transco Holdings PLC	7.000	12/16/2024		140,000	288,779
United Kingdom Gilt	4.750	6/7/2010		1,280,000	2,526,814
United Kingdom Gilt	4.250	3/7/2011		1,270,000	2,470,346
United Kingdom Gilt	5.000	3/7/2012		1,420,000	2,810,453
United Kingdom Gilt	8.000	9/27/2013		1,535,000	3,439,234
United Kingdom Gilt	5.000	9/7/2014		1,175,000	2,319,607
United Kingdom Gilt	4.000	9/7/2016		995,000	1,834,676
United Kingdom Gilt	4.250	6/7/2032		140,000	253,910

					17,268,266

Total Foreign Denominated (Cost $64,813,656)					67,610,031

The accompanying notes are an integral part of the financial statements.

7

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Security Description	Rate (%)	Maturity		Par Value	Value ($) (Note 1A)

Pass Thru Securities—2.6%

Non-Agency Pass Thru Securities—1.6%
Goldman Sachs Mortgage Securities Corp., 2007-EOP L 144A (a) (d)	3.750	3/20/2020	USD	360,000	327,600
Merrill Lynch Mortgage Trust, Inc. 2005-CIP1 A2	4.960	7/12/2038		475,000	472,683
Morgan Stanley Capital I 2006-IQ12 A1	5.257	12/15/2043		221,902	220,997
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.380	10/15/2041		513,715	510,262

					1,531,542

Agency Pass Thru Securities—1.0%
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A2	5.389	10/15/2038		477,722	480,295
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2	4.223	4/10/2040		515,000	512,791

					993,086

Total Pass Thru (Cost $2,570,730)					2,524,628

TOTAL BONDS AND NOTES (Cost $90,169,012)					92,731,815

SHORT-TERM INVESTMENTS—0.8%
U.S. Treasury Bill (c) (e) (Cost $791,747)	1.320	9/18/2008		795,000	791,747

				Shares

INVESTMENT OF CASH COLLATERAL—0.4%
BlackRock Cash Strageties L.L.C. (d) (g) (Cost $411,193)				411,193	411,193

TOTAL UNAFFILIATED INVESTMENTS (Cost $91,371,952)					93,934,755

AFFILIATED INVESTMENTS—0.7%
Dreyfus Institutional Cash Advantage Fund (f) (g)				98,807	98,807
Dreyfus Institutional Preferred Plus Money Market Fund (f)				593,304	593,304

TOTAL AFFILIATED INVESTMENTS (Cost $692,111)					692,111

TOTAL INVESTMENTS—96.4% (Cost $92,064,063)					94,626,866

OTHER ASSETS, LESS LIABILITIES—3.6%					3,524,227

NET ASSET—100%					$98,151,093

The accompanying notes are an integral part of the financial statements.

8

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Notes to Schedule of Investments:

144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,113,113 or 7.2% of net assets.

CAD-Canadian Dollar
EMTN-Euro Medium Term Note
EUR-Euro
GBP-British Pound
GNMA-Government National Mortgage Association
JPY-Japanese Yen
REIT—Real Estate Investment Trust
SEK-Swedish Krona
USD-United States Dollar

(a) Variable Rate Security; rate indicated is as of June 30, 2008.

(b) Security, or a portion of thereof, was on loan at June 30, 2008.

(c) Denotes all or part of security segregated as collateral for delayed securities, futures and swap contracts.

(d) Illiquid security. At period end, the value of these securities amounted to $738,793 or 0.8% of net assets.

(e) Rate noted is yield to maturity.

(f) Affiliated money market fund.

(g) Investment of security lending cash collateral.

At June 30, 2008, the Fund held the following futures contracts:

Contract	Position	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation/ (Depreciation) ($)

U.S. 2 Year Treasury Note (26 Contracts)	Short	9/30/2008	5,491,281	(2,966)
U.S. 10 Year Treasury Note (41 Contracts)	Short	9/18/2008	4,670,797	(3,353)
U.S. Long Bond (53 Contracts)	Short	9/19/2008	6,126,469	367
Euro—Bobl CBT (103 Contracts)	Long	9/8/2008	17,153,623	(261,250)
Euro—Bund (62 Contracts)	Long	9/8/2008	10,793,047	(153,005)
Euro—Schatz (20 Contracts)	Long	9/8/2008	3,222,010	(21,700)

				(441,907)

The accompanying notes are an integral part of the financial statements.

9

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

At June 30, 2008, the Fund held the following forward exchange contracts:

Contracts to Deliver	Local Principal Amount	Contract Value Date	Value at June 30, 2008 ($)	Amount to Receive ($)	Unrealized Appreciation/ (Depreciation) ($)

Brazilian Real	1,210,000	9/17/2008	739,697	740,061	364
Canadian Dollar	1,010,000	9/17/2008	989,485	1,007,062	17,577
Canadian Dollar	950,000	9/17/2008	930,704	935,712	5,008
Canadian Dollar	2,280,000	9/17/2008	2,233,690	2,230,942	(2,748)
China Renminlbi	6,600,000	8/22/2008	965,237	956,383	(8,854)
China Renminlbi	6,790,000	3/26/2009	1,018,630	1,070,978	52,348
Columbian Peso	422,000,000	7/9/2008	220,331	227,985	7,654
Columbian Peso	1,895,600,000	9/17/2008	976,577	1,095,723	119,146
Euro	308,683	7/1/2008	485,964	486,854	890
Euro	1,225,000	7/17/2008	1,926,856	1,875,769	(51,087)
Euro	50,000	9/17/2008	78,396	77,167	(1,229)
Euro	11,610,000	9/17/2008	18,203,651	17,921,893	(281,758)
Euro	3,720,000	9/17/2008	5,832,694	5,750,450	(82,244)
Euro	2,100,000	9/17/2008	3,292,650	3,249,477	(43,173)
British Pounds	550,000	9/17/2008	1,088,703	1,072,643	(16,060)
British Pounds	8,141,000	9/17/2008	16,114,784	15,871,694	(243,090)
British Pounds	990,000	9/17/2008	1,959,665	1,930,104	(29,561)
British Pounds	1,180,000	9/17/2008	2,335,763	2,300,622	(35,141)
British Pounds	130,000	9/17/2008	257,330	250,674	(6,656)
Japanese Yen	569,910,000	9/17/2008	5,394,653	5,358,563	(36,090)
Japanese Yen	385,270,000	9/17/2008	3,646,888	3,614,775	(32,113)
Japanese Yen	895,250,000	9/17/2008	8,474,256	8,406,182	(68,074)
Japanese Yen	85,340,000	9/17/2008	807,811	794,030	(13,781)
Mexican Peso	9,810,000	9/17/2008	951,181	940,989	(10,192)
Malaysian Ringgit	3,170,000	3/26/2009	973,428	1,013,589	40,161
New Zealand Dollar	3,850,000	9/17/2008	2,893,066	2,860,242	(32,824)
Swedish Krona	20,560,000	9/17/2008	3,400,754	3,394,476	(6,278)

			86,192,844	85,435,039	(757,805)

The accompanying notes are an integral part of the financial statements.

10

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

Contracts to Receive	Local Principal Amount	Contract Value Date	Value at June 30, 2008 ($)	Amount to Deliver ($)	Unrealized Appreciation/ (Depreciation) ($)

Argentine Peso	730,000	7/10/2008	240,752	236,437	4,315
Australian Dollar	1,190,000	9/17/2008	1,128,462	1,128,394	68
Brazilian Real	400,000	7/10/2008	248,901	242,940	5,961
Brazilian Real	5,888,000	9/17/2008	3,599,450	3,536,336	63,114
Canadian Dollar	950,000	9/17/2008	930,704	932,296	(1,592)
China Renminlbi	6,790,000	3/26/2009	1,018,630	1,039,657	(21,027)
Columbian Peso	422,000,000	7/9/2008	220,331	242,529	(22,198)
Columbian Peso	1,895,600,000	9/17/2008	976,576	1,060,772	(84,196)
Euro	1,225,000	7/17/2008	1,926,856	1,924,708	2,148
Euro	230,000	9/17/2008	360,624	354,658	5,966
Euro	30,000	9/17/2008	47,038	46,543	495
Euro	370,000	9/17/2008	580,134	581,085	(951)
Euro	300,000	9/17/2008	470,379	471,375	(996)
Japanese Yen	101,000,000	9/17/2008	956,046	941,418	14,628
Mexican Peso	9,810,000	9/17/2008	951,181	938,298	12,883
Malaysian Ringgit	3,090,000	8/22/2008	946,686	950,916	(4,230)
Malaysian Ringgit	1,670,000	9/17/2008	511,728	509,924	1,804
Malaysian Ringgit	3,170,000	3/26/2009	973,428	994,510	(21,082)
Russian Ruble	37,370,000	9/17/2008	1,590,194	1,577,459	12,735
Russian Ruble	11,500,000	9/17/2008	489,356	485,437	3,919
Saudi Arabia Riyal	1,370,000	6/16/2009	368,072	367,884	188
Saudi Arabia Riyal	2,350,000	6/16/2009	631,364	631,127	237
Turkish Lira	290,000	7/10/2008	236,110	231,352	4,758

			19,403,002	19,426,055	(23,053)

The Fund held the following cross currency contracts at June 30, 2008:

Contracts to Deliver	Value at June 30, 2008 ($)	In Exchange for	Value at June 30, 2008 ($)	Contract Value Date	Unrealized Appreciation/ (Depreciation) ($)

Euro	239,544	Hungary Forint	247,787	7/10/2008	8,243
Euro	965,505	Norwegian Krone	964,091	9/17/2008	(1,414)
New Zealand Dollar	736,416	Australian Dollar	737,934	9/17/2008	1,518

	1,941,465		1,949,812		8,347

The accompanying notes are an integral part of the financial statements.

11

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

At June 30, 2008, the Fund held the following open swap agreements:

Credit Default Swaps: Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation) ($)

Barclays	Block Financial, 5.125%, 10/30/2014	Buy	(2.3000)	12/20/2012	15,000	USD	(832)
Citibank	CIT Group, 7.75%, 4/2/2012	Sell	14.5000	9/20/2008	1,000,000	USD	15,035
Deutsche Bank	Dow Jones CDX.NA.IG.9 Index	Buy	(2.6500)	6/20/2013	1,900,000	USD	9,321
Deutsche Bank	Johnson Controls, 7.125%, 7/15/2017	Buy	(0.9800)	9/20/2013	970,000	USD	5,287
Deutsche Bank	OTE PLC, 5%, 8/5/2013	Buy	(0.6750)	9/20/2013	940,000	USD	6,181
Deutsche Bank	Reed Elsevier Capital, 4.625%, 6/15/2012	Buy	(0.9600)	6/20/2012	770,000	USD	(9,752)
Deutsche Bank	Romania, 8.5%, 5/8/2012	Buy	(1.7000)	7/20/2013	500,000	USD	3,604
Goldman, Sachs & Co.	Capital One Financial, 6.25%, 11/15/2013	Buy	(3.3000)	6/20/2013	167,000	USD	5,217
Goldman, Sachs & Co.	Dow Jones CDX.NA.IG.10 Index	Buy	(5.0000)	6/20/2013	1,880,000	USD	34,825
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(1.9000)	9/20/2012	940,000	USD	(34,727)
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(2.2500)	12/20/2012	10,000	USD	(535)
JPMorgan	Block Financial, 5.125%, 10/30/2014	Buy	(2.8000)	12/20/2012	15,000	USD	(1,134)
JPMorgan	BorgWarner Inc., 6.5%, 2/15/2009	Buy	(0.6200)	9/20/2013	630,000	USD	4,436
JPMorgan	BorgWarner Inc., 6.5%, 2/15/2009	Buy	(0.6800)	9/20/2013	320,000	USD	1,366
JPMorgan	Capital One Financial, 6.25%, 11/15/2013	Buy	(2.3500)	12/20/2012	268,000	USD	19,118
JPMorgan	Dow Jones CDX.NA.IG.10 Index	Buy	(5.0000)	6/20/2013	1,950,000	USD	57,515
JPMorgan	Republic of Estonia, 5%, 6/26/2007	Buy	(1.3300)	7/20/2013	500,000	USD	1,023
JPMorgan	Republic of Bulgaria, 8.25%, 1/15/2015	Buy	(1.4900)	7/20/2013	500,000	USD	2,103
JPMorgan	Republic of Latvia, 4.25%, 4/2/2014	Buy	(2.0200)	7/20/2013	500,000	USD	942
JPMorgan	Russian Federation, 7.5%, 3/31/2030	Sell	0.6700	8/20/2012	540,000	USD	(5,749)
JPMorgan	Russian Federation, 7.5%, 3/31/2030	Sell	0.8000	8/20/2012	1,000,000	USD	(5,268)
Morgan Stanley	Block Financial, 5.125%, 10/30/2014	Buy	(2.3250)	12/20/2012	60,000	USD	(3,388)
Morgan Stanley	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.8800)	6/20/2013	330,000	USD	4,497
Morgan Stanley	Radioshack Corp., 7.375%, 5/15/2011	Buy	(1.7500)	6/20/2013	160,000	USD	3,049

							112,134

Interest Rate Swaps: Counterparty	Reference Entity	Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation) ($)

JPMorgan	USD—3 Month Libor	Pay	4.8975	8/24/2009	15,300,000	USD	519,588
JPMorgan	GBP—6 Month LIBOR	Receive	5.0300	4/4/2013	2,460,000	GBP	(219,997)
JPMorgan	GBP—6 Month LIBOR	Pay	6.3000	6/18/2011	3,330,000	GBP	14,830
JPMorgan	JPY—6 Month YENIBOR	Pay	1.3600	1/19/2012	595,000,000	JPY	12,952
UBS AG	JPY—6 Month YENIBOR	Pay	2.5125	6/6/2016	246,000,000	JPY	86,485
JPMorgan	JPY—6 Month YENIBOR	Pay	2.0750	7/28/2016	304,000,000	JPY	89,362
JPMorgan	MYR—6 Month KILBOR	Pay	4.1600	10/31/2011	1,659,613	MYR	(13,026)
Morgan Stanley	NZD—3 Month LIBOR	Pay	7.8750	5/18/2010	5,900,000	NZD	2,982
JPMorgan	NZD—3 Month LIBOR	Pay	8.0475	6/21/2012	2,210,000	NZD	30,399
Barclays	NZD—3 Month LIBOR	Receive	7.5800	5/1/2013	2,900,000	NZD	7,649

							531,224

The accompanying notes are an integral part of the financial statements.

12

Mellon Institutional Funds Investment Trust Standish Mellon International Fixed Income Fund

Schedule of Investments — June 30, 2008 (Unaudited)

At June 30, 2008, the Fund held the following open forward agreement on swaptions.

Counterparty	Description	Expiration Date	Notional Amount		Unrealized (Depreciation) ($)

Lehman Brothers	OTC contract to purchase a 2 year expiration straddle (call and put) on a USD 10 Year Fixed/Floating interest rate swap on 10/10/2008 for a premium of 8.79% of notional. The option strikes will be determined on the expiration date of the foward agreement, 10/8/2008, using the 10 Year USD interest rate swap rate, 6 month forward.	10/8/2010	1,000,000	USD	(1,525)

At June 30, 2008, the country allocation was as follows:

Country Allocation	Percentage of Investments

Australia	0.4%
Canada	3.4
Euro	28.5
Japan	14.8
Korea	0.4
Norway	0.4
Sweden	3.5
U.K.	19.8
U.S.	28.8

100.0%

The accompanying notes are an integral part of the financial statements.

13

Mellon Institutional Funds Investment Trust Standish Mellon International Fixed Income Fund

Statement of Assets and Liabilities June 30, 2008 (Unaudited)

Assets
Investments in securities:
Unaffiliated issuers, at value (Note 1A) (cost $91,371,952)		$93,934,755
Affiliated issuers, at value (Note 1A) (cost $692,111) (Note 1H)		692,111
Cash		1,512,666
Foreign currency, at value (cost $1,192,752)		1,206,186
Receivable for investments sold		1,890,412
Interest and dividends receivable		1,312,814
Unrealized appreciation on swap contracts (Note 6)		937,766
Unrealized appreciation on forward foreign currency exchange contracts (Note 6)		386,128
Swap premiums paid (Note 6)		110,432
Receivable for Fund shares sold		10,092
Prepaid expenses		12,460

Total assets		102,005,822
Liabilities
Payable for investments purchased	$1,586,184
Unrealized depreciation on forward foreign currency exchange contracts (Note 6)	1,158,639
Payable for securities lending collateral investment (Note 8)	510,000
Unrealized depreciation on swap contracts (Note 6)	294,408
Payable for variation margin on open futures contracts (Note 6)	197,750
Accrued professional fees	49,497
Accrued administration service fee (Note 2)	29,438
Accrued accounting, administration, custody and transfer agent fees (Note 2)	13,856
Accrued shareholder reporting expense (Note 2)	4,830
Accrued trustees’ fees and expenses (Note 2)	1,954
Unrealized depreciation on forward agreement on swaptions (Note 6)	1,525
Accrued chief compliance officer fees (Note 2)	626
Other accrued expenses and liabilities	6,022

Total liabilities		3,854,729

Net Assets		$98,151,093

Net Assets consist of:
Paid-in capital		$109,510,800
Accumulated net realized loss		(13,650,573)
Undistributed net investment income		269,208
Net unrealized appreciation		2,021,658

Total Net Assets		$98,151,093

Shares of beneficial interest outstanding		5,335,168

Net Asset Value, offering and redemption price per share
(Net Assets/Shares outstanding)		$18.40

The accompanying notes are an integral part of the financial statements.

14

Mellon Institutional Funds Investment Trust Standish Mellon International Fixed Income Fund

Statement of Operations For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income (Note 1B)
Interest income (net of foreign withholding taxes of $1,837)		$2,338,962
Dividend income from affiliated investments (Note 1H)		24,824
Seceurity lending income (Note 8)		27,932

Total investment income		2,391,718

Expenses
Investment advisory fee (Note 2)	$198,744
Professional fees	105,333
Accounting, administration, custody and transfer agent fees (Note 2)	66,190
Administrative service fees (Note 2)	17,504
Registration fees	9,597
Trustees’ fees and expenses (Note 2)	7,747
Insurance expense	2,154
Miscellaneous expenses	16,478

Total expenses	423,747

Deduct:
Waiver of investment advisory fee (Note 2)	(38,470)

Net expenses		385,277

Net investment income		2,006,441

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(886,503)
Financial futures transactions	(740,477)
Written options transactions	9,486
Swap transactions	850,228
Foreign currency transactions and forward foreign currency exchange transactions	2,283,891

Net realized gain (loss)		1,516,625
Change in unrealized appreciation (depreciation) on:
Investments	(716,298)
Financial futures contracts	(191,169)
Swap contracts	(232,787)
Foreign currency translation and forward foreign currency exchange contracts	(1,705,784)

Change in net unrealized appreciation (depreciation)		(2,846,038)

Net realized and unrealized gain (loss) on investments		(1,329,413)

Net Increase in Net Assets from Operations		$677,028

The accompanying notes are an integral part of the financial statements.

15

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

Increase (Decrease) in Net Assets:

From Operations
Net investment income	$2,006,441	$3,681,667
Net realized gain (loss)	1,516,625	(1,700,036)
Change in net unrealized appreciation (depreciation)	(2,846,038)	2,291,751

Net increase (decrease) in net assets from investment operations	677,028	4,273,382

Distributions to Shareholders (Note 1C)
From net investment income	(1,568,689)	(1,884,405)

Total distributions to shareholders	(1,568,689)	(1,884,405)

Fund Share Transactions (Note 4)
Net proceeds from sale of shares	7,459,460	35,367,635
Value of shares issued to shareholders in reinvestment of distributions	1,457,057	1,735,508
Cost of shares redeemed (net of redemption fees of $623 and $47, respectively)	(9,750,275)	(32,960,098)

Net increase (decrease) in net assets from Fund share transactions	(833,758)	4,143,045

Total Increase (Decrease) in Net Assets	(1,725,419)	6,532,022

Net Assets
At beginning of period	99,876,512	93,344,490

At end of period [including undistributed net investment income and distributions in excess of net investment income of $269,208 and $168,544, respectively]	$98,151,093	$99,876,512

The accompanying notes are an integral part of the financial statements.

16

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Financial Highlights

	For the Six Months Ended June 30, 2008 (Unaudited)

			Year Ended December 31,

			2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$18.57		$18.14	$17.55	$21.35	$21.02	$20.04

From Operations:
Net investment income (a) *	0.38		0.69	0.53	0.75	0.75	0.66
Net realized and unrealized gain (loss) on investments	(0.25)		0.10	0.21	0.23	0.27	0.32

Total from investment operations	0.13		0.79	0.74	0.98	1.02	0.98

Less Distributions to Shareholders:
From net investment income	(0.30)		(0.36)	(0.15)	(4.78)	(0.69)	—

Net Asset Value, End of Period	$18.40		$18.57	$18.14	$17.55	$21.35	$21.02

Total Return	0.67	%(b)	4.35%	4.27%	4.72%	4.90%	4.89%
Ratios/Supplemental Data:
Expenses (to average daily net assets) *	0.78	%(c)	0.70%	0.68%	0.58%	0.57%	0.59%
Net Investment Income (to average daily net assets) *	4.04	%(c)	3.73%	3.01%	3.49%	3.43%	3.20%
Portfolio Turnover (d)
Inclusive	69%		168%	—	—	—	—
Exclusive	54	%(b)	140%	89%	168%	170%	185%
Net Assets, End of Period (000’s omitted)	$98,151		$99,877	$93,344	$122,721	$302,406	$369,706

*

The investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action has not been taken, the investment income per share and the ratios without waivers and reimbursement would have been:

Net investment income (loss) per share (a)	$0.37		—	—	—	—	—
Ratios (to average daily net assets):
Expenses	0.85	%(c)	—	—	—	—	—
Net investment income	3.96	%(c)	—	—	—	—	—

(a)	Calculated based on average shares outstanding.

(b)	Not annualized.

(c)	Calculated on an annualized basis.

(d)	The portfolio’s turnover rate is presented inclusive and exclusive of the effect of rolling forward purchase commitments.

The accompanying notes are an integral part of the financial statements.

17

Mellon Institutional Funds Investment Trust Standish Mellon International Fixed Income Fund

Notes to Financial Statements (Unaudited)

(1)	Organization and Significant Accounting Policies:

Mellon Institutional Funds Investment Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon International Fixed Income Fund (the “Fund”) is a separate diversified investment series of the Trust.

The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities, and at least 65% of net assets in non-U.S. dollar denominated fixed income securities of foreign governments and companies located in various countries, including emerging markets.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Investment security valuations

Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Securities are valued at the last sale prices on the exchange or national securities market on which they are primarily traded. Securities not listed on an exchange or national securities market, or securities for which there were no reported transactions, are valued at the last quoted bid price. Securities that are fixed income securities, other than short-term instruments with less than sixty days remaining to maturity, for which market prices are readily available, are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or dealers in such securities. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees. With respect to any portion of the Fund’s assets that are invested in one or more open-end regulated investment companies (“RICs”), the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such RICs.

Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers, including counterparties, or pricing services.

Because foreign markets may be open at different times than the NYSE, the value of the Fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the NYSE.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

Reduced investor demand for mortgage loans and mortgage-related securities resulting from delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) and related market events have negatively impacted the performance and market value of certain mortgage-related investments and other fixed income securities, and increased investor yield requirements. This in turn has resulted in limited liquidity in the secondary market for such securities, adversely affecting the market value of mortgage-related securities and resulting in higher than usual volatility in the credit markets generally. It is possible that such limited liquidity in the secondary market for mortgage-related securities, and the related credit market volatility, could continue or worsen. To the extent that the market for securities in the Fund’s portfolio becomes illiquid, the Fund might realize upon sale of an affected holding substantially less than the amount at which the Fund had previously been valuing the security in calculating its net asset value, and the Fund may incur substantial losses as a result.

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the Fund’s investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Mellon Institutional Funds Investment Trust Standish Mellon International Fixed Income Fund

Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments ($)†

Level 1—Quoted Prices	692,111	(441,907)
Level 2—Other Significant Observable Inputs	93,523,562	(130,678)
Level 3—Significant Unobservable Inputs	411,193	0
Total	94,626,866	(572,585)

†

Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities ($)

Balance as of 12/31/2007	733,732
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(322,539)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0
Balance as of 6/30/2008	411,193

B. Securities transactions and income

Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities with greater than sixty days remaining to maturity. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

C. Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Fund’s distributions from capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to wash sales, post-October losses, capital loss carryovers, amortization of swap premium, timing of recognition of realized and unrealized appreciation and depreciation on futures contracts and differing treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment

19

Mellon Institutional Funds Investment Trust Standish Mellon International Fixed Income Fund

Notes to Financial Statements (Unaudited)

income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income (loss) and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Section 988 of the Internal Revenue Code (“Code”) provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

D. Foreign currency transactions

The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

E. Foreign investment risk

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

F. Commitments and contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

G. Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated among funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

H. Affiliated issuers

Affiliated issuers are investment companies advised by Standish Mellon Asset Management Company LLC (“Standish”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), or its affiliates.

I. New Accounting Requirements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

(2)	Investment Advisory Fee and Other Transactions with Affiliates:

The investment advisory fee paid to Standish for overall investment advisory and administrative services, and general office facilities, is payable monthly at the annual rate of 0.40% of the Fund’s average daily net assets. Standish voluntarily agreed to limit the total annual operating expenses of the Fund (excluding brokerage commissions, taxes and extraordinary expenses) to 0.80% of the Fund’s average daily net assets. Pursuant to this

20

Mellon Institutional Funds Investment Trust Standish Mellon International Fixed Income Fund

Notes to Financial Statements (Unaudited)

agreement, for the six months ended June 30, 2008, Standish voluntarily waived a portion of its investment advisory fee in the amount of $38,470. This agreement is voluntary and temporary and may be discounted or revised by Standish at any time.

The Trust entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, a wholly-owned subsidiary of BNY Mellon and an affiliate of Standish, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $6,865, for the six months ended June 30, 2008.

The Trust entered into an agreement with Mellon Bank, N.A. (“Mellon Bank”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Standish, to provide custody, administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as out-of-pocket expenses. Pursuant to this agreement, the Fund was charged $59,325 for the six months ended June 30, 2008.

The Trust also entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund’s lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. Pursuant to this agreement, Mellon Bank earned $12,215 for the six months ended June 30, 2008. See Note 8 for further details.

As part of a multi-step reorganization of BNY Mellon’s bank and trust company subsidiaries, which included a series of statutory mergers of several bank and trust company subsidiaries and a statutory division of Mellon Bank (the “Reorganization”), all of Mellon Bank’s rights and obligations under the Custody, Administration and Accounting Services Agreement, dated October 1, 2003, and the Securities Lending Authorization, dated October 20, 2003, each between Mellon Bank and the Trust, transferred to The Bank of New York Mellon by operation of law effective July 1, 2008. There have been no changes to the terms of these agreements.

The Trust entered into two separate agreements with The Bank of New York that enables the Fund, and other funds in the Trust, to borrow, in the aggregate, (i) up to $35 million from a committed line of credit and (ii) up to $15 million from an uncommitted line of credit. Interest is charged to each participating fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. The participating funds also pay an annual fee, computed at a rate of 0.020 of 1% of the committed and uncommitted amounts and allocated ratably to the participating funds. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the committed amount, is allocated ratably among the participating funds at the end of each quarter. Pursuant to these agreements, the Fund was charged $730 for the six months ended June 30, 2008, which amount is included in miscellaneous expenses on the Statement of Operations. See Note 9 for further details.

The Trust reimburses BNY Mellon Asset Management for a portion of the salary of the Trust’s Chief Compliance Officer. For the six months ended June 30, 2008, the Fund was charged $3,255, which amount is included in miscellaneous expenses in the statement of operations. No other director, officer or employee of Standish or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Fund pays each Trustee who is not a director, officer or employee of Standish or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out-of-pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

The Trust has contracted Mellon Investor Services LLC, a wholly owned subsidiary of BNY Mellon and an affiliate of Standish, to provide printing and fulfillment services for the Fund. Pursuant to this agreement, the Fund was charged $4,830, which amount is included in miscellaneous expenses in the Statement of Operations, for the six months ended June 30, 2008.

The Fund may pay administrative service fees. These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants. As compensation for such services, the Fund may pay each Plan Administrator an administrative service fee in an amount of up to 0.15% (on an annualized basis) of the Fund’s average daily net assets attributable to Fund shares that are held in accounts serviced by such Plan Administrator. The Fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the Fund or cooperate with the distributor’s promotional efforts. For the six months ended June 30, 2008, the Fund was charged $67 for fees payable to BNY Mellon Private Wealth Management.

MBSC Securities Corporation (“MBSC”), a wholly-owned subsidiary of BNY Mellon and affiliate of Standish, is the distributor of the Fund’s shares.

(3)	Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2008 were as follows:

	Purchases	Sales

U.S. Government Securities	$44,147,987	$46,816,983

Non-U.S. Government Securities	$20,358,719	$19,443,403

21

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Notes to Financial Statements (Unaudited)

(4)	Shares of Beneficial Interest:

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007

Shares sold	393,466	1,931,769
Shares issued to shareholders in reinvestment of distributions	77,628	93,535
Shares redeemed	(515,479)	(1,792,271)

Net increase (decrease)	(44,385)	233,033

At June 30, 2008, one shareholder of record, held approximately 48.4% of the total outstanding shares of the Fund. Investment activities of this shareholder could have a material impact on the Fund. A significant redemption by such shareholder could result in illiquid or less liquid investments comprising a larger portion of the Fund’s portfolio.

The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 30 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that were acquired through reinvestment of distributions. For the six months ended June 30, 2008, and the year ended December 31, 2007, the Fund received redemption fees of $623 and $47, respectively.

(5)	Federal Taxes:

Each year, the Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timely distributions of its income to its shareholders, and the diversification of its assets, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain which are distributed to shareholders.

During the current year, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority, and valuing the benefit management believes it would recover. Management believes the Fund will realize the full benefit of the tax positions it has taken and, therefore, no provision has been recorded in the accompanying financial statements.

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2008, as computed on a federal income tax basis, were as follows:

Cost for federal income tax purposes	$92,064,063

Gross unrealized appreciation	$3,617,891
Gross unrealized depreciation	(1,055,088)

Net unrealized appreciation (depreciation)	$2,562,803

(6)	Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Fund may trade the following financial instruments with off-balance sheet risk:

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a

22

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Notes to Financial Statements (Unaudited)

specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract’s exposure to the underlying instrument at year end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract, or if the counterparty does not perform under the contract’s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers including counterparties.

For the six months ended June 30, 2008, the Fund entered into the following transactions:

Written Call Option Transactions	Notional Amount	Premiums

Outstanding, beginning of year	$0	$0
Options written	44,000	9,486
Options expired	(44,000)	(9,486)

Outstanding, period end	$0	$0

At June 30, 2008, the Fund held options. See Schedule of Investments for further details.

Futures contracts

The Fund may enter into financial futures contracts for the purchase or sale of securities, or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized appreciation or depreciation by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund’s exposure to the underlying instrument, while selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may also arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms.

The Fund enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At June 30, 2008, the Fund held open financial futures contracts. See the Schedule of Investments for further details.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, credit default and total return swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a

23

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Notes to Financial Statements (Unaudited)

particular corporate or sovereign issuer’s default. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations, which may be furnished by a pricing service or dealers in such securities and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gains and losses in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gains and losses. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

At June 30, 2008, the Fund held open swap agreements. See the Schedule of Investments for further details.

(7)	Delayed Delivery Transactions:

The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Fund instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

The Fund may enter into to be announced (“TBA”) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment security valuations” above.

The Fund may enter into TBA sale commitments to hedge its Fund positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as “cover” for the transaction.

At June 30, 2008, the Fund held delayed delivery securities. See the Schedule of Investment for further details.

(8)	Security Lending:

The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the

24

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund

Notes to Financial Statements (Unaudited)

collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund’s obligations due on the loans.

Until December 10, 2007, all cash collateral received by the Fund and other series of the Trust in connection with the securities lending program was invested in the BlackRock Cash Strategies Fund LLC (the “BlackRock Fund”), a private investment fund not affiliated with the Trust or its investment adviser. On December 10, 2007, the BlackRock Fund announced that it was suspending investor withdrawal privileges due to conditions related to the credit markets and the adverse affect of such conditions on the liquidity of the BlackRock Fund’s portfolio holdings. Commencing on December 11, 2007, all new cash collateral received in connection with the securities lending activity of the Fund and other series of the Trust was invested by the securities lending agent in the Dreyfus Institutional Cash Advantage Fund (the “Dreyfus Fund”), an affiliated money market fund registered as an investment company under the Investment Company Act of 1940, as amended. To the extent that the BlackRock Fund agreed to permit withdrawals during the period December 11, 2007 through June, 30, 2008, the securities lending agent effected such withdrawals and the cash proceeds from such withdrawals by the Fund were reinvested in shares of the Dreyfus Fund. Repayments of cash collateral during the period were made from the proceeds of redemptions of shares of the Dreyfus Fund. See Schedule of Investments for further detail on the Fund’s investment of cash collateral in the BlackRock Fund and the Dreyfus Fund as of June, 30, 2008.

The Fund loaned securities during the six months ended June 30, 2008 and earned interest on the invested collateral of $78,716 of which $50,784 was rebated to borrowers or paid in fees. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(9)	Line of Credit:

On behalf of the Fund and other funds in the Trust, the Trust has access to a credit facility, which enables each fund to borrow, in the aggregate, up to $35 million under a committed line of credit and up to $15 million under an uncommitted line of credit. For the six months ended June 30, 2008, the Fund had average borrowings outstanding of $407,667 for a total of six days and incurred interest expense of $247. At June 30, 2008, the Fund did not have an outstanding loan balance.

25

Trustees and Officers (Unaudited)

The following table lists the Trust’s trustees and officers; their ages, addresses and dates of birth; their positions with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies; and total remuneration paid as of the period ended June 30, 2008. The Fund’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

Name (Age) Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee	Trustee Remuneration (period ended June 30, 2008)

Samuel C. Fleming (67) 61 Meadowbrook Road Weston, MA 02493 9/30/40	Trustee	Trustee since 11/3/1986	Chairman Emeritus, Decision Resources, Inc. (“DRI”) (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI	17	None	Fund: $1,415

Benjamin M. Friedman (63) c/o Harvard University Littauer Center 127 Cambridge, MA 02138 8/5/44	Trustee	Trustee since 9/13/1989	William Joseph Maier, Professor of Political Economy, Harvard University	17	None	Fund: $1,415

John H. Hewitt (73) P.O. Box 2333 New London, NH 03257 4/11/35	Trustee	Trustee since 11/3/1986	Trustee, Mertens House, Inc. (hospice)	17	None	Fund: $1,415

Caleb Loring III (64) c/o Essex Street Associates P.O. Box 5600 Beverly, MA 01915 11/14/43	Trustee	Trustee since 11/3/1986	Trustee, Essex Street Associates (family investment trust office)	17	None	Fund: $1,515

Interested Trustee

J. David Officer (59) The Dreyfus Corporation 200 Park Ave., 55th Fl. New York, NY 10166 8/24/48	Trustee (Chairman), President and Chief Executive Officer	Since 2008	Director, Vice Chairman and Chief Operating Officer of The Dreyfus Corporation; Executive Vice President of The Bank of New York Mellon Corporation; and Director and President of MBSC Securities Corporation	17	None	Fund: $0

*	Each trustee serves for an indefinite term, until his successor is elected. Each officer is elected annually.

26

Principal Officers who are Not Trustees

Name (Age) Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Steven M. Anderson (42) BNY Mellon Asset Management One Boston Place Boston, MA 02108 7/14/65	Vice President, Treasurer and Chief Financial Officer	Vice President since 1999; Treasurer and CFO since 2002	Vice President and Mutual Funds Controller, BNY Mellon Asset Management; formerly Assistant Vice President and Mutual Funds Controller, Standish Mellon Asset Management Company, LLC

Denise B. Kneeland (56) BNY Mellon Asset Management One Boston Place Boston, MA 02108 8/19/51	Assistant Vice President and Secretary	Assistant Vice President since 1996; Secretary since 2007	First Vice President and Manager, Mutual Funds Operations, BNY Mellon Asset Management; formerly Vice President and Manager, Mutual Fund Operations, Standish Mellon Asset Management Company, LLC

Janelle E. Belcher (50) Founders Asset Management, LLC 210 University Boulevard Suite 800 Denver, CO 80206 4/11/58	Chief Compliance Officer	Since 2008	Vice President – Compliance, Founders Asset Management, LLC (“Founders”), Chief Compliance Officer, Founders, Dreyfus Founders Funds, Inc., and Mellon Optima L/S Strategy Fund, LLC

27

MELLON INSTITUTIONAL FUNDS
One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com

6931SA0608

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments

(a)	Schedule of Investments in securities of unaffiliated issuers is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to this semi-annual filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers Of Closed-End Management Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the “Evaluation Date” as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting. However, as reported previously on Form N-CSR (as filed on March 31, 2008) and Forms N-Q (as filed on April 22, 2008 and May 30, 2008), the Registrant had a significant deficiency in its internal control over financial reporting related to the accounting for the investment of cash collateral, derived from securities lending activities, in interests in pooled investment vehicles. During the fiscal quarter ended March 31, 2008, management has revised its internal control over financial reporting to improve the effectiveness of the controls to ensure that the investment in pooled investment vehicles of cash collateral derived from securities lending activities is accounted for properly.

Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual filing.

(a)(2)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99CERT.302

(a)(3)	Not applicable to the Registrant.

(b)	Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mellon Institutional Funds Investment Trust

By (Signature and Title):	/s/ DENISE B. KNEELAND
Denise B. Kneeland, Assistant Vice President and Secretary

Date: September 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):	/s/ J. DAVID OFFICER
J. David Officer, President and Chief Executive Officer

Date: September 4, 2008

By (Signature and Title):	/s/ STEVEN M. ANDERSON
Steven M. Anderson, Vice President and Treasurer

Date: September 4, 2008